Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
[1,2]	United States Treasury Note/Bond (Cost $5,000)	4.000%	5/31/2028	5,000	5,001
Corporate Bonds (98.5%)
Communications (6.8%)
	Airbnb Inc.	5.250%	3/16/2036	37,753	37,781
	Alphabet Inc.	4.375%	11/15/2032	60,329	59,521
	Alphabet Inc.	4.400%	2/15/2033	72,713	71,520
	Alphabet Inc.	4.500%	5/15/2035	8,367	8,200
	Alphabet Inc.	4.700%	11/15/2035	120,876	118,808
	Alphabet Inc.	4.800%	2/15/2036	163,838	161,972
	America Movil SAB de CV	4.700%	7/21/2032	17,672	17,424
	America Movil SAB de CV	5.000%	1/20/2033	20,651	20,582
	America Movil SAB de CV	6.375%	3/1/2035	25,122	27,186
	AppLovin Corp.	5.375%	12/1/2031	36,271	36,911
	AppLovin Corp.	5.500%	12/1/2034	33,038	33,339
	AT&T Inc.	2.750%	6/1/2031	67,661	61,733
	AT&T Inc.	2.250%	2/1/2032	97,096	84,782
	AT&T Inc.	4.550%	11/1/2032	54,985	54,019
	AT&T Inc.	4.750%	4/30/2033	58,491	57,793
	AT&T Inc.	2.550%	12/1/2033	105,851	89,622
	AT&T Inc.	5.400%	2/15/2034	110,425	112,794
	AT&T Inc.	4.500%	5/15/2035	61,975	58,820
	AT&T Inc.	5.375%	8/15/2035	27,848	28,192
	AT&T Inc.	4.900%	11/1/2035	29,470	28,731
	AT&T Inc.	5.125%	4/30/2036	28,065	27,676
	AT&T Inc.	5.250%	10/30/2036	27,451	27,166
	Baidu Inc.	2.375%	8/23/2031	17,817	16,122
[3]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/2032	235	204
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	49,475	49,714
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/2034	250	251
	Booking Holdings Inc.	5.375%	5/7/2036	11,907	11,923
	Charter Communications Operating LLC	2.300%	2/1/2032	39,702	33,862
	Charter Communications Operating LLC	4.400%	4/1/2033	31,144	28,792
	Charter Communications Operating LLC	6.650%	2/1/2034	45,827	47,293
	Charter Communications Operating LLC	6.550%	6/1/2034	39,315	40,361
	Charter Communications Operating LLC	6.384%	10/23/2035	80,553	81,055
	Charter Communications Operating LLC	5.850%	12/1/2035	34,342	33,453
	Comcast Corp.	4.950%	5/15/2032	27,198	27,342
	Comcast Corp.	5.500%	11/15/2032	32,603	33,789
	Comcast Corp.	4.250%	1/15/2033	54,087	52,082
	Comcast Corp.	4.650%	2/15/2033	34,440	34,020
	Comcast Corp.	7.050%	3/15/2033	26,133	29,278
	Comcast Corp.	4.800%	5/15/2033	44,102	43,816
	Comcast Corp.	5.300%	6/1/2034	65,367	66,387
	Comcast Corp.	4.200%	8/15/2034	17,817	16,756
	Comcast Corp.	5.300%	5/15/2035	25,532	25,986
	Comcast Corp.	5.650%	6/15/2035	28,098	29,042
	Comcast Corp.	4.400%	8/15/2035	8,675	8,190
	Comcast Corp.	6.500%	11/15/2035	4,326	4,729
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	37,009	45,267
	Electronic Arts Inc.	1.850%	2/15/2031	21,834	20,209
	Expedia Group Inc.	5.400%	2/15/2035	37,327	37,118
	Expedia Group Inc.	5.500%	4/15/2036	21,820	21,583
	FactSet Research Systems Inc.	3.450%	3/1/2032	24,721	22,411
	Fox Corp.	6.500%	10/13/2033	52,649	56,657
	MercadoLibre Inc.	4.900%	1/15/2033	29,931	29,165
	Meta Platforms Inc.	4.550%	8/15/2031	17,978	17,942
	Meta Platforms Inc.	3.850%	8/15/2032	112,210	106,441
	Meta Platforms Inc.	4.600%	11/15/2032	106,795	105,408
	Meta Platforms Inc.	4.875%	5/15/2033	62,780	62,629
	Meta Platforms Inc.	4.950%	5/15/2033	68,099	68,398
	Meta Platforms Inc.	4.750%	8/15/2034	81,728	80,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	4.875%	11/15/2035	192,578	188,057
	Meta Platforms Inc.	5.250%	5/15/2036	180,217	180,045
	Netflix Inc.	4.900%	8/15/2034	29,153	29,296
	Omnicom Group Inc.	2.600%	8/1/2031	23,110	20,767
	Omnicom Group Inc.	5.000%	6/2/2033	7,045	6,940
	Omnicom Group Inc.	5.300%	11/1/2034	12,450	12,385
	Rogers Communications Inc.	3.800%	3/15/2032	61,631	57,497
	Rogers Communications Inc.	5.300%	2/15/2034	44,796	44,542
	Sprint Capital Corp.	8.750%	3/15/2032	66,905	79,314
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	10,621	10,131
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	10,178	10,422
	TELUS Corp.	3.400%	5/13/2032	26,650	24,384
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	11,237	12,680
	T-Mobile USA Inc.	2.250%	11/15/2031	14,716	12,961
	T-Mobile USA Inc.	2.700%	3/15/2032	33,925	30,250
	T-Mobile USA Inc.	5.125%	5/15/2032	43,586	44,192
	T-Mobile USA Inc.	4.625%	1/15/2033	7,274	7,155
	T-Mobile USA Inc.	5.200%	1/15/2033	55,744	56,691
	T-Mobile USA Inc.	5.050%	7/15/2033	70,463	70,951
	T-Mobile USA Inc.	6.700%	12/15/2033	10,223	11,236
	T-Mobile USA Inc.	5.750%	1/15/2034	14,935	15,584
	T-Mobile USA Inc.	5.150%	4/15/2034	55,709	56,156
	T-Mobile USA Inc.	4.700%	1/15/2035	44,291	42,946
	T-Mobile USA Inc.	5.300%	5/15/2035	27,313	27,649
	T-Mobile USA Inc.	4.950%	11/15/2035	35,458	34,818
	T-Mobile USA Inc.	5.000%	2/15/2036	42,133	41,522
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	17,485	19,549
	Uber Technologies Inc.	4.800%	9/15/2034	75,072	73,489
	Uber Technologies Inc.	4.800%	9/15/2035	34,807	33,886
	VeriSign Inc.	2.700%	6/15/2031	13,575	12,279
	VeriSign Inc.	5.250%	6/1/2032	14,249	14,419
	Verizon Communications Inc.	2.355%	3/15/2032	142,130	124,788
	Verizon Communications Inc.	4.750%	1/15/2033	36,122	35,772
	Verizon Communications Inc.	5.050%	5/9/2033	6,162	6,236
	Verizon Communications Inc.	4.500%	8/10/2033	96,184	93,514
	Verizon Communications Inc.	6.400%	9/15/2033	421	456
	Verizon Communications Inc.	4.400%	11/1/2034	49,817	47,454
	Verizon Communications Inc.	4.780%	2/15/2035	87,026	84,603
	Verizon Communications Inc.	5.250%	4/2/2035	78,220	78,693
	Verizon Communications Inc.	5.850%	9/15/2035	133	140
	Verizon Communications Inc.	4.272%	1/15/2036	28,762	26,669
	Verizon Communications Inc.	5.000%	1/15/2036	91,129	89,439
	Verizon Communications Inc.	6.200%	5/14/2056	38,429	39,007
	Verizon Communications Inc.	6.050%	5/14/2058	46,946	47,548
	Vodafone Group plc	6.250%	11/30/2032	5,771	6,161
	Walt Disney Co.	6.550%	3/15/2033	7,176	7,956
	Walt Disney Co.	6.200%	12/15/2034	10,091	11,081
	Walt Disney Co.	6.400%	12/15/2035	28,923	32,073
	Walt Disney Co.	4.625%	3/14/2036	32,442	31,567
	WPP 2025 LLC	6.500%	3/30/2036	11,385	11,167
					4,669,178
Consumer Discretionary (5.8%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	13,043	12,826
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	37,322	38,629
	Amazon.com Inc.	3.600%	4/13/2032	91,423	86,923
	Amazon.com Inc.	4.700%	12/1/2032	66,469	67,137
	Amazon.com Inc.	4.550%	3/13/2033	132,271	130,879
	Amazon.com Inc.	4.350%	3/20/2033	74,795	73,267
	Amazon.com Inc.	4.800%	12/5/2034	22,262	22,438
	Amazon.com Inc.	4.650%	11/20/2035	54,759	53,535
	Amazon.com Inc.	4.875%	3/13/2036	210,088	207,479
[3]	American Honda Finance Corp.	5.050%	7/10/2031	45,173	45,435
[3]	American Honda Finance Corp.	4.850%	10/23/2031	20,182	20,134
	American Honda Finance Corp.	5.150%	7/9/2032	43,740	44,029
[3]	American Honda Finance Corp.	5.200%	4/8/2033	9,587	9,631
[3]	American Honda Finance Corp.	4.900%	1/10/2034	120	118
	American Honda Finance Corp.	5.200%	3/5/2035	21,823	21,759
	American Honda Finance Corp.	5.100%	1/8/2036	19,838	19,511
	AutoNation Inc.	2.400%	8/1/2031	3,184	2,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoNation Inc.	3.850%	3/1/2032	15,408	14,399
	AutoNation Inc.	5.890%	3/15/2035	13,349	13,632
	AutoZone Inc.	4.750%	8/1/2032	42,330	41,950
	AutoZone Inc.	4.750%	2/1/2033	37,422	36,860
	AutoZone Inc.	5.200%	8/1/2033	9,021	9,101
	AutoZone Inc.	6.550%	11/1/2033	3,558	3,862
	AutoZone Inc.	5.400%	7/15/2034	8,563	8,699
	Block Financial LLC	5.375%	9/15/2032	15,599	15,333
	BorgWarner Inc.	2.650%	7/1/2027	1	1
	BorgWarner Inc.	5.400%	8/15/2034	14,343	14,598
	Brunswick Corp.	4.400%	9/15/2032	12,170	11,514
	Choice Hotels International Inc.	5.850%	8/1/2034	11,621	11,769
	Cornell University	4.835%	6/15/2034	13,000	13,083
[3]	Cornell University	4.733%	6/15/2035	17,939	17,752
	Darden Restaurants Inc.	6.300%	10/10/2033	455	486
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	19,118	17,464
	DR Horton Inc.	5.000%	10/15/2034	27,189	26,928
	DR Horton Inc.	5.500%	10/15/2035	12,111	12,369
	eBay Inc.	6.300%	11/22/2032	8,953	9,587
	eBay Inc.	5.125%	11/6/2035	30,785	30,364
	Ferguson Enterprises Inc.	5.000%	10/3/2034	15,758	15,637
	Ford Motor Co.	7.450%	7/16/2031	42,826	46,747
	Ford Motor Co.	3.250%	2/12/2032	108,966	96,559
	Ford Motor Co.	6.100%	8/19/2032	31,059	31,861
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	1	—
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	6,059	5,571
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	39,140	39,861
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	48,047	49,881
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	18,267	18,211
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	25,656	27,502
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	48,547	49,225
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	37,710	38,889
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	18,590	18,313
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	38,875	39,873
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	7,112	6,728
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	24,138	25,083
	General Motors Co.	5.600%	10/15/2032	51,605	53,167
	General Motors Co.	5.000%	4/1/2035	4,600	4,477
	General Motors Co.	6.250%	4/15/2035	41,835	43,957
	General Motors Co.	6.600%	4/1/2036	31,765	34,165
	General Motors Financial Co. Inc.	2.700%	6/10/2031	39,124	35,294
	General Motors Financial Co. Inc.	5.600%	6/18/2031	41,273	42,502
	General Motors Financial Co. Inc.	3.100%	1/12/2032	18,316	16,589
	General Motors Financial Co. Inc.	5.625%	4/4/2032	50,433	51,819
	General Motors Financial Co. Inc.	6.400%	1/9/2033	435	464
	General Motors Financial Co. Inc.	6.100%	1/7/2034	9,136	9,576
	General Motors Financial Co. Inc.	5.950%	4/4/2034	49,880	51,796
	General Motors Financial Co. Inc.	5.450%	9/6/2034	46,614	46,894
	General Motors Financial Co. Inc.	5.900%	1/7/2035	56,468	58,337
	General Motors Financial Co. Inc.	6.150%	7/15/2035	45,686	47,747
	General Motors Financial Co. Inc.	5.450%	1/8/2036	11,723	11,700
	Genuine Parts Co.	2.750%	2/1/2032	27,199	23,651
	Genuine Parts Co.	6.875%	11/1/2033	541	586
	Hasbro Inc.	6.050%	5/14/2034	4,382	4,580
	Home Depot Inc.	4.850%	6/25/2031	38,568	39,229
	Home Depot Inc.	1.875%	9/15/2031	47,113	41,293
	Home Depot Inc.	3.250%	4/15/2032	62,354	58,142
	Home Depot Inc.	4.500%	9/15/2032	33,970	33,825
	Home Depot Inc.	4.950%	6/25/2034	38,297	38,485
	Home Depot Inc.	4.650%	9/15/2035	18,160	17,704
	Honda Motor Co. Ltd.	2.967%	3/10/2032	5,100	4,594
	Honda Motor Co. Ltd.	5.337%	7/8/2035	32,628	32,763
	Hyatt Hotels Corp.	5.375%	12/15/2031	39,358	40,102
	Hyatt Hotels Corp.	5.750%	3/30/2032	37,107	38,341
	Hyatt Hotels Corp.	5.500%	6/30/2034	100	102
	Hyatt Hotels Corp.	5.400%	12/15/2035	19,623	19,449
[3]	Johns Hopkins University	4.705%	7/1/2032	7,885	7,955
	Las Vegas Sands Corp.	5.650%	5/18/2033	10,546	10,612
	Las Vegas Sands Corp.	6.200%	8/15/2034	17,899	18,481
	Lear Corp.	2.600%	1/15/2032	21,295	18,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leland Stanford Junior University	4.679%	3/1/2035	190	188
	Lennar Corp.	5.200%	7/30/2030	211	214
	Lowe's Cos. Inc.	3.750%	4/1/2032	52,522	49,773
	Lowe's Cos. Inc.	4.500%	10/15/2032	65,505	64,212
	Lowe's Cos. Inc.	5.000%	4/15/2033	35,868	36,101
	Lowe's Cos. Inc.	5.150%	7/1/2033	39,023	39,465
	Lowe's Cos. Inc.	4.850%	10/15/2035	60,530	59,017
	Lowe's Cos. Inc.	5.500%	10/15/2035	370	380
	Magna International Inc.	5.500%	3/21/2033	14,976	15,397
	Magna International Inc.	5.875%	6/1/2035	9,785	10,216
	Marriott International Inc.	4.500%	10/15/2031	7,342	7,262
	Marriott International Inc.	5.100%	4/15/2032	26,292	26,714
[3]	Marriott International Inc.	3.500%	10/15/2032	14,396	13,273
	Marriott International Inc.	4.500%	5/1/2033	23,926	23,184
[3]	Marriott International Inc.	2.750%	10/15/2033	30	26
	Marriott International Inc.	5.300%	5/15/2034	42,062	42,607
	Marriott International Inc.	5.350%	3/15/2035	15,950	16,153
	Marriott International Inc.	5.250%	10/15/2035	4,936	4,947
	Marriott International Inc.	5.500%	4/15/2037	12,490	12,619
[3]	McDonald's Corp.	4.600%	9/9/2032	31,149	31,247
[3]	McDonald's Corp.	5.200%	5/17/2034	8,362	8,559
	McDonald's Corp.	4.950%	3/3/2035	55,170	55,010
[3]	McDonald's Corp.	4.700%	12/9/2035	4,466	4,377
	McDonald's Corp.	5.000%	2/13/2036	35,570	35,473
	Meritage Homes Corp.	5.650%	3/15/2035	25,430	25,689
	Northwestern University	4.940%	12/1/2035	24,465	24,549
	O'Reilly Automotive Inc.	1.750%	3/15/2031	1,073	938
	O'Reilly Automotive Inc.	4.700%	6/15/2032	10,222	10,148
	O'Reilly Automotive Inc.	5.000%	8/19/2034	29,677	29,399
	O'Reilly Automotive Inc.	5.100%	3/12/2036	15,657	15,475
	Owens Corning	5.700%	6/15/2034	47,991	49,701
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	9,305	9,225
	President & Fellows of Harvard College	5.259%	3/15/2036	4,950	5,118
	PulteGroup Inc.	7.875%	6/15/2032	12,990	14,969
	PulteGroup Inc.	6.375%	5/15/2033	8,181	8,771
	PulteGroup Inc.	6.000%	2/15/2035	1,523	1,591
	PulteGroup Inc.	4.900%	3/1/2036	16,000	15,527
	Ralph Lauren Corp.	5.000%	6/15/2032	42,179	42,684
	Rollins Inc.	5.250%	2/24/2035	13,149	13,120
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	39,393	38,340
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	38,532	38,310
	Sands China Ltd.	3.250%	8/8/2031	16,081	14,770
	Stanley Black & Decker Inc.	3.000%	5/15/2032	3,800	3,426
	Starbucks Corp.	3.000%	2/14/2032	50,255	45,999
	Starbucks Corp.	4.800%	2/15/2033	14,407	14,412
	Starbucks Corp.	5.000%	2/15/2034	26	26
	Tapestry Inc.	3.050%	3/15/2032	23,435	21,177
	Tapestry Inc.	5.500%	3/11/2035	21,213	21,383
	Toll Brothers Finance Corp.	5.600%	6/15/2035	15,603	15,934
	Toyota Motor Corp.	5.123%	7/13/2033	772	791
	Toyota Motor Corp.	5.053%	6/30/2035	26,253	26,575
[3]	Toyota Motor Credit Corp.	1.650%	1/10/2031	6	5
	Toyota Motor Credit Corp.	1.900%	9/12/2031	40,155	35,033
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	46,485	46,424
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	3,318	2,947
	Toyota Motor Credit Corp.	4.650%	9/3/2032	46,734	46,446
	Toyota Motor Credit Corp.	4.700%	1/12/2033	551	549
[3]	Toyota Motor Credit Corp.	4.600%	3/11/2033	10,048	9,899
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	10,804	10,751
	Toyota Motor Credit Corp.	5.350%	1/9/2035	42,090	43,166
	Tractor Supply Co.	5.250%	5/15/2033	26,766	26,902
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	10,000	9,637
[3]	Yale University	1.482%	4/15/2030	12,875	11,625
[3]	Yale University	4.701%	4/15/2032	6,104	6,176
					3,947,451
Consumer Staples (5.5%)
	Altria Group Inc.	2.450%	2/4/2032	66,003	58,149
	Altria Group Inc.	6.875%	11/1/2033	75	83
	Altria Group Inc.	5.625%	2/6/2035	298	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.250%	8/6/2035	32,402	32,435
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	187,527	182,570
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	3,662	3,564
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	31,538	31,865
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	53,319	48,668
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	24,659	26,264
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	100	103
	Avery Dennison Corp.	2.250%	2/15/2032	11,944	10,412
	Avery Dennison Corp.	5.750%	3/15/2033	18,566	19,260
	BAT Capital Corp.	4.742%	3/16/2032	43,111	43,001
	BAT Capital Corp.	5.350%	8/15/2032	55,168	56,641
	BAT Capital Corp.	7.750%	10/19/2032	1,000	1,143
	BAT Capital Corp.	4.625%	3/22/2033	12,244	12,016
	BAT Capital Corp.	6.421%	8/2/2033	24,342	26,360
	BAT Capital Corp.	6.000%	2/20/2034	5,587	5,904
	BAT Capital Corp.	5.625%	8/15/2035	1,569	1,620
	Brown-Forman Corp.	4.750%	4/15/2033	16,917	16,685
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	36,916	33,743
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	8,515	8,467
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	40,036	38,821
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	12,327	12,311
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	16,268	16,210
	Campbell's Co.	5.400%	3/21/2034	50,732	49,279
	Campbell's Co.	4.750%	3/23/2035	20,397	18,815
	Church & Dwight Co. Inc.	2.300%	12/15/2031	8,119	7,173
	Church & Dwight Co. Inc.	5.600%	11/15/2032	17,820	18,662
	Clorox Co.	4.600%	5/1/2032	39,136	38,561
	Clorox Co.	4.950%	5/15/2033	7,900	7,866
	Clorox Co.	5.250%	5/15/2036	11,575	11,577
	Coca-Cola Co.	2.250%	1/5/2032	21,264	19,049
	Coca-Cola Co.	5.000%	5/13/2034	2,533	2,602
	Coca-Cola Co.	4.650%	8/14/2034	23,110	23,155
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	18,019	18,524
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	16,119	13,442
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	9,889	9,831
	Colgate-Palmolive Co.	3.250%	8/15/2032	16,936	15,926
	Colgate-Palmolive Co.	4.600%	3/1/2033	11,383	11,473
	Conagra Brands Inc.	5.750%	8/1/2035	3,927	3,951
	Constellation Brands Inc.	2.250%	8/1/2031	49,639	43,803
	Constellation Brands Inc.	4.750%	5/9/2032	13,814	13,687
	Constellation Brands Inc.	4.900%	5/1/2033	25,573	25,340
	Constellation Brands Inc.	4.950%	11/1/2035	18,701	18,204
	Costco Wholesale Corp.	1.750%	4/20/2032	33,810	29,375
	Diageo Capital plc	2.125%	4/29/2032	5,849	5,059
	Diageo Capital plc	5.500%	1/24/2033	26,071	26,956
	Diageo Capital plc	5.625%	10/5/2033	19,744	20,582
	Diageo Investment Corp.	5.625%	4/15/2035	43,408	45,096
	Diageo Investment Corp.	7.450%	4/15/2035	100	117
	Dollar General Corp.	5.000%	11/1/2032	39,413	39,235
	Dollar General Corp.	5.450%	7/5/2033	21,385	21,757
	Dollar Tree Inc.	2.650%	12/1/2031	52,216	46,664
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	31,890	31,434
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	6,545	6,565
	Flowers Foods Inc.	5.750%	3/15/2035	10,871	10,491
	General Mills Inc.	2.250%	10/14/2031	29,605	26,068
	General Mills Inc.	4.950%	3/29/2033	21,553	21,456
	General Mills Inc.	5.250%	1/30/2035	15,427	15,410
	Haleon US Capital LLC	3.625%	3/24/2032	76,501	71,772
	Hershey Co.	4.950%	2/24/2032	39,470	40,188
	Hershey Co.	4.500%	5/4/2033	9,054	8,979
	Hershey Co.	5.100%	2/24/2035	6,990	7,115
	J M Smucker Co.	2.125%	3/15/2032	13,577	11,705
	J M Smucker Co.	6.200%	11/15/2033	48,659	51,885
	JBS NV	3.750%	12/1/2031	11,470	10,710
	JBS NV	3.625%	1/15/2032	10,341	9,572
	JBS NV	3.000%	5/15/2032	44,990	40,003
	JBS NV	5.750%	4/1/2033	62,029	63,761
	JBS NV	6.750%	3/15/2034	4,798	5,224
	JBS NV	5.950%	4/20/2035	40,880	42,156
	JBS NV	5.500%	1/15/2036	46,612	46,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellanova	5.250%	3/1/2033	13,598	13,891
	Kenvue Inc.	4.850%	5/22/2032	48,308	48,748
	Kenvue Inc.	4.900%	3/22/2033	23,413	23,560
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	41,922	39,948
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	30,158	30,163
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	6,380	6,271
	Kimberly-Clark Corp.	2.000%	11/2/2031	29,598	26,122
	Kimberly-Clark Corp.	4.500%	2/16/2033	100	100
	Kraft Heinz Foods Co.	5.200%	3/15/2032	26,034	26,442
	Kraft Heinz Foods Co.	6.750%	3/15/2032	5,047	5,462
	Kraft Heinz Foods Co.	5.400%	3/15/2035	25,585	25,789
	Kraft Heinz Foods Co.	5.000%	7/15/2035	12,943	12,617
	Kroger Co.	5.000%	9/15/2034	70,033	69,332
[4]	Maple Parent Holdings Corp.	5.700%	3/26/2036	525	530
	McCormick & Co. Inc.	4.950%	4/15/2033	16,245	16,171
	McCormick & Co. Inc.	4.700%	10/15/2034	16,875	16,264
	Molson Coors Beverage Co.	5.500%	7/8/2036	15,578	15,697
	Mondelez International Inc.	3.000%	3/17/2032	53,134	48,227
	Mondelez International Inc.	1.875%	10/15/2032	100	85
	Mondelez International Inc.	4.750%	8/28/2034	1,890	1,855
	Mondelez International Inc.	5.125%	5/6/2035	15,248	15,286
	PepsiCo Inc.	1.625%	5/1/2030	13,296	11,990
	PepsiCo Inc.	1.400%	2/25/2031	10,772	9,399
	PepsiCo Inc.	1.950%	10/21/2031	48,437	42,675
	PepsiCo Inc.	3.900%	7/18/2032	8,420	8,177
	PepsiCo Inc.	4.650%	7/23/2032	53,306	53,598
	PepsiCo Inc.	4.800%	7/17/2034	10,737	10,807
	PepsiCo Inc.	5.000%	2/7/2035	48,556	49,003
	PepsiCo Inc.	5.000%	7/23/2035	65,472	66,032
	Philip Morris International Inc.	4.750%	11/1/2031	40,774	40,942
	Philip Morris International Inc.	4.250%	10/29/2032	54,805	53,206
	Philip Morris International Inc.	5.750%	11/17/2032	24,124	25,309
	Philip Morris International Inc.	5.375%	2/15/2033	94,671	97,452
	Philip Morris International Inc.	5.625%	9/7/2033	43,670	45,563
	Philip Morris International Inc.	5.250%	2/13/2034	80,091	81,602
	Philip Morris International Inc.	4.900%	11/1/2034	240	239
	Philip Morris International Inc.	4.875%	4/30/2035	266	262
	Philip Morris International Inc.	4.625%	10/29/2035	28,676	27,676
	Philip Morris International Inc.	4.875%	4/29/2036	5,916	5,800
	Pilgrim's Pride Corp.	3.500%	3/1/2032	27,017	24,532
	Pilgrim's Pride Corp.	6.250%	7/1/2033	14,118	14,748
	Pilgrim's Pride Corp.	6.875%	5/15/2034	15,543	16,805
	Procter & Gamble Co.	4.100%	11/3/2032	51,499	50,553
	Procter & Gamble Co.	4.550%	1/29/2034	28,268	28,269
	Procter & Gamble Co.	5.800%	8/15/2034	30,198	32,442
	Procter & Gamble Co.	4.550%	10/24/2034	100	100
	Procter & Gamble Co.	4.600%	5/1/2035	3,082	3,063
	Procter & Gamble Co.	4.350%	11/3/2035	21,365	20,701
	Reynolds American Inc.	5.700%	8/15/2035	51,243	52,869
	Sysco Corp.	2.450%	12/14/2031	31,535	27,981
	Sysco Corp.	6.000%	1/17/2034	14,511	15,308
	Sysco Corp.	5.400%	3/23/2035	19,114	19,231
	Sysco Corp.	5.375%	9/21/2035	1,122	1,122
	Sysco Corp.	4.950%	3/25/2036	32,334	31,255
	Target Corp.	4.500%	9/15/2032	4,201	4,207
	Target Corp.	6.350%	11/1/2032	17,816	19,429
	Target Corp.	4.400%	1/15/2033	5,778	5,751
	Target Corp.	4.500%	9/15/2034	44,619	43,394
	Target Corp.	5.000%	4/15/2035	26,678	26,741
	Target Corp.	5.250%	2/15/2036	17,274	17,568
	Tyson Foods Inc.	5.700%	3/15/2034	50,842	52,642
	Tyson Foods Inc.	4.875%	8/15/2034	7,773	7,632
	Tyson Foods Inc.	4.950%	2/20/2036	1,180	1,152
	Unilever Capital Corp.	5.900%	11/15/2032	53,822	57,772
	Unilever Capital Corp.	5.000%	12/8/2033	17,970	18,355
	Unilever Capital Corp.	4.625%	8/12/2034	33,183	32,798
	Walmart Inc.	7.550%	2/15/2030	4	4
	Walmart Inc.	1.800%	9/22/2031	59,400	52,581
	Walmart Inc.	4.150%	9/9/2032	32,555	32,219
	Walmart Inc.	4.100%	4/15/2033	19,513	19,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	4.450%	4/30/2033	9,780	9,728
	Walmart Inc.	4.900%	4/28/2035	60,886	61,573
	Walmart Inc.	5.250%	9/1/2035	25,471	26,458
	Walmart Inc.	4.750%	4/30/2036	34,751	34,524
					3,748,299
Energy (6.7%)
	Antero Resources Corp.	5.400%	2/1/2036	23,709	23,430
	APA Corp.	6.100%	2/15/2035	6,028	6,263
	Baker Hughes Holdings LLC	4.350%	6/15/2031	10,689	10,514
	Baker Hughes Holdings LLC	4.650%	6/15/2033	16,789	16,483
	Boardwalk Pipelines LP	3.600%	9/1/2032	4,130	3,825
	Boardwalk Pipelines LP	5.625%	8/1/2034	31,552	32,385
	Boardwalk Pipelines LP	5.375%	2/15/2036	16,611	16,536
	BP Capital Markets America Inc.	2.721%	1/12/2032	52,247	47,206
	BP Capital Markets America Inc.	4.812%	2/13/2033	82,009	81,923
	BP Capital Markets America Inc.	4.893%	9/11/2033	63,717	63,707
	BP Capital Markets America Inc.	4.989%	4/10/2034	54,452	54,696
	BP Capital Markets America Inc.	5.227%	11/17/2034	84,353	85,878
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	28,409	31,578
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	11,669	11,837
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	22,274	23,214
	Cenovus Energy Inc.	2.650%	1/15/2032	436	389
	Cenovus Energy Inc.	5.400%	3/20/2036	1,880	1,878
	Cheniere Energy Inc.	5.650%	4/15/2034	56,321	57,990
	Cheniere Energy Partners LP	3.250%	1/31/2032	33,837	31,059
	Cheniere Energy Partners LP	5.950%	6/30/2033	61,175	64,101
	Cheniere Energy Partners LP	5.750%	8/15/2034	57,943	60,032
	Cheniere Energy Partners LP	5.550%	10/30/2035	19,264	19,638
	Chevron USA Inc.	4.819%	4/15/2032	37,423	37,953
	Chevron USA Inc.	4.500%	10/15/2032	54,659	54,658
	Chevron USA Inc.	4.980%	4/15/2035	4,746	4,795
	Chevron USA Inc.	4.850%	10/15/2035	39,829	39,833
	ConocoPhillips	5.900%	10/15/2032	28,371	30,373
	ConocoPhillips Co.	4.850%	1/15/2032	46,596	47,068
	ConocoPhillips Co.	5.050%	9/15/2033	18,374	18,645
	ConocoPhillips Co.	5.000%	1/15/2035	49,713	49,778
	Coterra Energy Inc.	5.600%	3/15/2034	24,674	25,466
	Coterra Energy Inc.	5.400%	2/15/2035	29,033	29,394
	Devon Energy Corp.	7.875%	9/30/2031	34,973	40,072
	Devon Energy Corp.	7.950%	4/15/2032	8,586	9,870
	Devon Energy Corp.	5.200%	9/15/2034	24,001	24,160
	Diamondback Energy Inc.	6.250%	3/15/2033	11,600	12,450
	Diamondback Energy Inc.	5.400%	4/18/2034	48,522	49,617
	Diamondback Energy Inc.	5.550%	4/1/2035	49,565	51,094
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	45,331	47,128
	Enbridge Inc.	5.700%	3/8/2033	98,059	101,911
	Enbridge Inc.	2.500%	8/1/2033	5,188	4,435
	Enbridge Inc.	5.625%	4/5/2034	47,850	49,506
	Enbridge Inc.	5.550%	6/20/2035	1,410	1,444
	Enbridge Inc.	5.200%	11/20/2035	26,729	26,733
	Enbridge Inc.	5.450%	3/27/2036	22,890	23,217
	Enbridge Inc.	7.200%	6/27/2054	18,238	19,479
	Energy Transfer LP	5.750%	2/15/2033	24,612	25,618
	Energy Transfer LP	6.550%	12/1/2033	55,338	60,132
	Energy Transfer LP	5.550%	5/15/2034	45,820	46,794
	Energy Transfer LP	5.600%	9/1/2034	56,314	57,545
	Energy Transfer LP	4.900%	3/15/2035	820	802
	Energy Transfer LP	5.700%	4/1/2035	35,836	36,856
	Energy Transfer LP	5.350%	1/15/2036	44,236	44,172
	Enterprise Products Operating LLC	5.350%	1/31/2033	9,267	9,539
[3]	Enterprise Products Operating LLC	6.875%	3/1/2033	9,157	10,223
	Enterprise Products Operating LLC	4.850%	1/31/2034	45,880	45,752
[3]	Enterprise Products Operating LLC	6.650%	10/15/2034	2,356	2,610
	Enterprise Products Operating LLC	4.950%	2/15/2035	58,203	58,101
	Enterprise Products Operating LLC	5.200%	1/15/2036	32,095	32,312
	EOG Resources Inc.	5.000%	7/15/2032	65,630	66,407
	EOG Resources Inc.	3.900%	4/1/2035	1,850	1,706
	EOG Resources Inc.	5.350%	1/15/2036	37,176	37,754
	EQT Corp.	5.750%	2/1/2034	41,286	42,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expand Energy Corp.	4.750%	2/1/2032	20,243	19,860
	Expand Energy Corp.	5.700%	1/15/2035	30,250	30,873
	Halliburton Co.	4.850%	11/15/2035	50,413	49,076
	Helmerich & Payne Inc.	2.900%	9/29/2031	42,733	38,489
	Helmerich & Payne Inc.	5.500%	12/1/2034	6,970	6,892
	Hess Corp.	7.300%	8/15/2031	25,407	28,503
	Hess Corp.	7.125%	3/15/2033	13,801	15,649
	HF Sinclair Corp.	5.500%	9/1/2032	12,447	12,563
	HF Sinclair Corp.	6.250%	1/15/2035	17,942	18,671
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	59	67
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	230	239
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	26,678	30,520
	Kinder Morgan Inc.	4.800%	2/1/2033	24,003	23,811
	Kinder Morgan Inc.	5.200%	6/1/2033	72,170	73,444
	Kinder Morgan Inc.	5.400%	2/1/2034	43,311	44,338
	Kinder Morgan Inc.	5.300%	12/1/2034	38,770	39,248
	Kinder Morgan Inc.	5.850%	6/1/2035	44,032	46,188
	Marathon Petroleum Corp.	5.700%	3/1/2035	54,075	55,709
	MPLX LP	4.950%	9/1/2032	43,788	43,688
	MPLX LP	5.000%	1/15/2033	2,351	2,340
	MPLX LP	5.000%	3/1/2033	42,001	41,845
	MPLX LP	5.500%	6/1/2034	31,355	31,865
	MPLX LP	5.400%	4/1/2035	42,595	42,749
	MPLX LP	5.400%	9/15/2035	60,437	60,479
	MPLX LP	5.300%	4/1/2036	5,580	5,517
	Occidental Petroleum Corp.	7.875%	9/15/2031	38,279	43,521
	Occidental Petroleum Corp.	5.375%	1/1/2032	39,236	40,341
	Occidental Petroleum Corp.	5.550%	10/1/2034	33,884	34,945
	ONEOK Inc.	4.750%	10/15/2031	41,464	41,183
	ONEOK Inc.	4.950%	10/15/2032	17,756	17,700
	ONEOK Inc.	6.100%	11/15/2032	17,143	18,102
	ONEOK Inc.	6.050%	9/1/2033	60,818	63,930
	ONEOK Inc.	5.650%	9/1/2034	25,032	25,625
	ONEOK Inc.	5.050%	11/1/2034	63,825	62,765
	ONEOK Inc.	6.000%	6/15/2035	100	104
	ONEOK Inc.	5.400%	10/15/2035	19,945	20,016
	Ovintiv Inc.	7.200%	11/1/2031	16,480	18,134
	Ovintiv Inc.	7.375%	11/1/2031	178	198
	Ovintiv Inc.	6.250%	7/15/2033	6,650	7,052
	Ovintiv Inc.	6.500%	8/15/2034	25,742	27,681
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	192	208
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	6,334	6,360
	Phillips 66	4.650%	11/15/2034	8,300	8,063
	Phillips 66 Co.	5.250%	6/15/2031	19,955	20,363
	Phillips 66 Co.	5.300%	6/30/2033	50,799	51,692
	Phillips 66 Co.	4.950%	3/15/2035	19,972	19,824
[3]	Phillips 66 Co.	6.200%	3/15/2056	30,945	31,070
	Plains All American Pipeline LP	5.700%	9/15/2034	11,303	11,591
	Plains All American Pipeline LP	5.950%	6/15/2035	56,464	58,401
	Plains All American Pipeline LP	5.600%	1/15/2036	12,457	12,558
	Schlumberger Investment SA	4.800%	5/7/2033	7,523	7,511
	Schlumberger Investment SA	5.150%	5/7/2036	36,275	36,286
[3]	Shell Finance US Inc.	4.125%	5/11/2035	8,682	8,222
	Shell Finance US Inc.	4.750%	1/6/2036	31,660	31,117
	Shell International Finance BV	4.125%	5/11/2035	400	393
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	36,233	36,190
	Suncor Energy Inc.	7.150%	2/1/2032	10,507	11,637
	Suncor Energy Inc.	5.950%	12/1/2034	24,385	25,592
	Targa Resources Corp.	4.200%	2/1/2033	1,891	1,799
	Targa Resources Corp.	6.125%	3/15/2033	275	291
	Targa Resources Corp.	6.500%	3/30/2034	48,319	52,406
	Targa Resources Corp.	5.500%	2/15/2035	52,399	53,236
	Targa Resources Corp.	5.550%	8/15/2035	42,209	42,831
	Targa Resources Corp.	5.650%	2/15/2036	21,695	22,169
	Targa Resources Partners LP	4.000%	1/15/2032	50,478	48,049
	Texas Eastern Transmission LP	7.000%	7/15/2032	14,784	16,339
	TotalEnergies Capital SA	5.150%	4/5/2034	36,117	36,794
	TotalEnergies Capital SA	4.724%	9/10/2034	14,704	14,578
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	45,248	44,688
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	35,482	35,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	67,031	64,955
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	4,401	4,512
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	4,540	4,739
[3]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	6,178	6,212
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	28,935	28,729
	Valero Energy Corp.	2.800%	12/1/2031	19,402	17,529
	Valero Energy Corp.	7.500%	4/15/2032	27,154	30,884
	Valero Energy Corp.	5.150%	3/10/2036	22,380	22,160
	Viper Energy Partners LLC	5.700%	8/1/2035	28,490	29,085
	Western Midstream Operating LP	6.150%	4/1/2033	340	358
	Western Midstream Operating LP	5.450%	11/15/2034	35,703	35,742
	Western Midstream Operating LP	5.500%	12/15/2035	25,095	24,997
	Williams Cos. Inc.	8.750%	3/15/2032	3,639	4,328
	Williams Cos. Inc.	4.650%	8/15/2032	56,148	55,512
	Williams Cos. Inc.	5.650%	3/15/2033	26,552	27,464
	Williams Cos. Inc.	5.150%	3/15/2034	50,896	50,990
	Williams Cos. Inc.	5.600%	3/15/2035	45,459	46,546
	Williams Cos. Inc.	5.300%	9/30/2035	6,895	6,905
	Williams Cos. Inc.	5.150%	3/15/2036	48,890	48,284
	Woodside Finance Ltd.	5.700%	5/19/2032	234	242
	Woodside Finance Ltd.	5.100%	9/12/2034	20,806	20,615
	Woodside Finance Ltd.	6.000%	5/19/2035	49,630	51,852
					4,634,432
Financials (32.4%)
	AEGON Funding Co. LLC	5.625%	5/7/2036	16,000	15,961
	AerCap Ireland Capital DAC	5.375%	12/15/2031	11,392	11,610
	AerCap Ireland Capital DAC	3.300%	1/30/2032	119,898	109,726
	AerCap Ireland Capital DAC	4.750%	1/15/2033	14,675	14,369
	AerCap Ireland Capital DAC	3.400%	10/29/2033	64,034	56,967
	AerCap Ireland Capital DAC	5.300%	1/19/2034	35,176	35,207
	AerCap Ireland Capital DAC	4.950%	9/10/2034	40,287	39,251
	AerCap Ireland Capital DAC	5.000%	11/15/2035	19,138	18,574
	Affiliated Managers Group Inc.	5.500%	8/20/2034	12,281	12,306
	Affiliated Managers Group Inc.	5.500%	2/15/2036	11,876	11,745
	Aflac Inc.	5.150%	5/14/2036	10,000	9,993
	Allstate Corp.	5.250%	3/30/2033	22,917	23,328
	Allstate Corp.	5.350%	6/1/2033	8,874	9,095
	Allstate Corp.	5.550%	5/9/2035	18,361	18,961
	Allstate Corp.	5.950%	4/1/2036	11,800	12,448
[3]	Ally Financial Inc.	8.000%	11/1/2031	87,256	97,430
	Ally Financial Inc.	8.000%	11/1/2031	1,299	1,443
	Ally Financial Inc.	5.548%	7/31/2033	693	687
	Ally Financial Inc.	6.184%	7/26/2035	9,572	9,764
	American Express Co.	4.989%	5/26/2033	31,547	31,447
	American Express Co.	4.918%	7/20/2033	74,589	74,669
	American Express Co.	4.420%	8/3/2033	16,514	16,081
	American Express Co.	5.043%	5/1/2034	9,376	9,416
	American Express Co.	5.625%	7/28/2034	8,205	8,401
	American Express Co.	5.915%	4/25/2035	27,854	28,913
	American Express Co.	5.284%	7/26/2035	16,623	16,818
	American Express Co.	5.442%	1/30/2036	52,595	53,661
	American Express Co.	5.667%	4/25/2036	73,494	76,190
	American Express Co.	4.804%	10/24/2036	91,433	88,499
	American Express Co.	5.412%	2/8/2041	460	458
	American Financial Group Inc.	5.000%	9/23/2035	16,108	15,568
	American International Group Inc.	5.125%	3/27/2033	45,553	46,026
	American International Group Inc.	3.875%	1/15/2035	2,677	2,458
	American International Group Inc.	5.450%	5/7/2035	34,994	35,778
	American National Group Inc.	6.000%	7/15/2035	20,519	20,335
	Ameriprise Financial Inc.	4.500%	5/13/2032	3,002	2,974
	Ameriprise Financial Inc.	5.150%	5/15/2033	13,266	13,501
	Ameriprise Financial Inc.	5.200%	4/15/2035	51,151	51,292
	Aon Corp.	2.050%	8/23/2031	11,569	10,115
	Aon Corp.	2.600%	12/2/2031	10,674	9,523
	Aon Corp.	5.000%	9/12/2032	19,124	19,225
	Aon Corp.	5.350%	2/28/2033	24,278	24,794
	Aon North America Inc.	5.450%	3/1/2034	58,778	60,025
	Apollo Debt Solutions BDC	6.700%	7/29/2031	38,835	39,732
[4]	Apollo Debt Solutions BDC	6.550%	3/15/2032	15,800	15,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apollo Debt Solutions BDC	6.550%	3/15/2032	5,676	5,743
	Apollo Global Management Inc.	5.150%	8/12/2035	45,643	44,728
	Apollo Global Management Inc.	5.700%	3/30/2036	19,260	19,462
	Apollo Global Management Inc.	6.000%	12/15/2054	18,607	18,033
	Ares Capital Corp.	3.200%	11/15/2031	18,279	16,063
	Ares Capital Corp.	5.800%	3/8/2032	36,341	36,131
	Ares Strategic Income Fund	6.200%	3/21/2032	27,418	27,264
	Arthur J Gallagher & Co.	2.400%	11/9/2031	10,717	9,484
	Arthur J Gallagher & Co.	5.000%	2/15/2032	24,529	24,553
	Arthur J Gallagher & Co.	5.500%	3/2/2033	560	576
	Arthur J Gallagher & Co.	6.500%	2/15/2034	11,878	12,830
	Arthur J Gallagher & Co.	5.450%	7/15/2034	14,103	14,312
	Arthur J Gallagher & Co.	5.150%	2/15/2035	58,343	57,914
	Assurant Inc.	4.900%	3/27/2028	1	—
	Assurant Inc.	2.650%	1/15/2032	9,192	8,088
	Athene Holding Ltd.	6.650%	2/1/2033	23,791	25,233
	Athene Holding Ltd.	5.875%	1/15/2034	6,667	6,780
	Athene Holding Ltd.	6.625%	10/15/2054	12,210	11,736
	Athene Holding Ltd.	6.875%	6/28/2055	19,210	18,560
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	33,620	38,197
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	42,682	44,476
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	17,690	17,228
	Banco Santander SA	5.439%	7/15/2031	46,582	47,874
	Banco Santander SA	3.225%	11/22/2032	14,205	12,842
	Banco Santander SA	6.921%	8/8/2033	58,488	63,540
	Banco Santander SA	6.938%	11/7/2033	50,097	56,167
	Banco Santander SA	6.350%	3/14/2034	42,616	45,121
	Banco Santander SA	6.033%	1/17/2035	42,738	44,759
	Banco Santander SA	5.127%	11/6/2035	29,300	28,724
	Banco Santander SA	5.437%	4/15/2036	17,460	17,439
[3]	Bank of America Corp.	3.419%	12/20/2028	1	1
	Bank of America Corp.	2.299%	7/21/2032	100,561	88,920
	Bank of America Corp.	2.572%	10/20/2032	123,490	110,072
[3]	Bank of America Corp.	2.972%	2/4/2033	110,291	99,724
	Bank of America Corp.	4.571%	4/27/2033	155,329	152,510
[3]	Bank of America Corp.	5.015%	7/22/2033	184,654	185,579
	Bank of America Corp.	5.288%	4/25/2034	95,027	96,499
	Bank of America Corp.	5.872%	9/15/2034	90,347	94,712
	Bank of America Corp.	5.468%	1/23/2035	134,516	137,461
[3]	Bank of America Corp.	5.425%	8/15/2035	88,531	88,952
	Bank of America Corp.	5.518%	10/25/2035	138,135	139,187
	Bank of America Corp.	5.511%	1/24/2036	71,785	73,540
	Bank of America Corp.	5.744%	2/12/2036	110,009	112,340
	Bank of America Corp.	5.464%	5/9/2036	79,991	81,667
	Bank of America Corp.	2.482%	9/21/2036	83,055	72,432
	Bank of America Corp.	5.045%	2/6/2037	162,986	160,559
	Bank of America Corp.	3.846%	3/8/2037	45,189	42,074
	Bank of America Corp.	5.489%	4/23/2037	75,617	75,227
	Bank of Montreal	5.511%	6/4/2031	15,163	15,706
	Bank of Montreal	3.088%	1/10/2037	45,186	40,388
	Bank of New York Mellon Corp.	5.060%	7/22/2032	40,820	41,461
[3]	Bank of New York Mellon Corp.	4.289%	6/13/2033	45,385	44,101
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	64,001	67,497
	Bank of New York Mellon Corp.	4.706%	2/1/2034	33,894	33,505
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	11,534	11,552
[3]	Bank of New York Mellon Corp.	6.474%	10/25/2034	33,207	36,294
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	58,725	59,557
	Bank of New York Mellon Corp.	5.225%	11/20/2035	11,031	11,191
	Bank of New York Mellon Corp.	5.316%	6/6/2036	46,584	47,271
	Bank of New York Mellon Corp.	5.085%	4/23/2037	1,250	1,243
	Bank of New York Mellon Corp.	5.606%	7/21/2039	21,849	22,416
	Bank of Nova Scotia	2.150%	8/1/2031	13,653	12,088
	Bank of Nova Scotia	2.450%	2/2/2032	21,758	19,277
	Bank of Nova Scotia	4.740%	11/10/2032	25,788	25,722
	Bank of Nova Scotia	5.650%	2/1/2034	45,298	47,273
	Bank of Nova Scotia	4.813%	2/2/2034	18,438	18,194
	Bank of Nova Scotia	4.588%	5/4/2037	34,981	33,642
	Barclays plc	2.894%	11/24/2032	27,889	24,952
	Barclays plc	5.746%	8/9/2033	42,778	44,032
	Barclays plc	7.437%	11/2/2033	74,446	83,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	6.224%	5/9/2034	75,556	79,657
	Barclays plc	7.119%	6/27/2034	58,947	64,517
	Barclays plc	6.692%	9/13/2034	57,792	62,493
	Barclays plc	5.335%	9/10/2035	32,437	32,244
	Barclays plc	5.785%	2/25/2036	89,081	90,909
	Barclays plc	5.207%	2/24/2037	11,777	11,454
	BlackRock Funding Inc.	5.000%	3/14/2034	24,695	24,984
	BlackRock Funding Inc.	4.900%	1/8/2035	13,995	14,037
	Blackrock Inc.	2.100%	2/25/2032	43,046	37,821
	Blackrock Inc.	4.750%	5/25/2033	50,388	50,789
	Blackstone Private Credit Fund	6.000%	1/29/2032	47,542	46,882
	Blackstone Private Credit Fund	6.000%	11/22/2034	9,037	8,691
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	18,305	18,079
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	24,390	23,737
	Blue Owl Capital Corp.	6.300%	8/15/2031	13,000	12,947
	Blue Owl Finance LLC	3.125%	6/10/2031	20,024	17,676
	Blue Owl Finance LLC	4.375%	2/15/2032	4,255	3,911
	Blue Owl Finance LLC	6.250%	4/18/2034	28,167	27,973
	BOKF NA	6.108%	11/6/2040	12,209	12,510
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	20,072	20,519
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	25,468	24,993
	Brookfield Capital Finance LLC	6.087%	6/14/2033	8,888	9,367
	Brookfield Finance I UK plc	2.340%	1/30/2032	13,643	11,916
	Brookfield Finance Inc.	6.350%	1/5/2034	26,352	28,089
	Brookfield Finance Inc.	5.675%	1/15/2035	3,710	3,774
	Brookfield Finance Inc.	5.330%	1/15/2036	30,167	29,775
	Brown & Brown Inc.	4.200%	3/17/2032	27,096	25,761
	Brown & Brown Inc.	5.250%	6/23/2032	26,001	26,035
	Brown & Brown Inc.	5.650%	6/11/2034	15,936	16,128
	Brown & Brown Inc.	5.550%	6/23/2035	34,160	34,224
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	20,122	18,923
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	28,441	30,375
	Capital One Financial Corp.	2.359%	7/29/2032	37,120	32,052
	Capital One Financial Corp.	2.618%	11/2/2032	3,263	2,885
	Capital One Financial Corp.	6.700%	11/29/2032	45,813	49,856
	Capital One Financial Corp.	5.268%	5/10/2033	2,023	2,031
	Capital One Financial Corp.	5.817%	2/1/2034	53,357	54,876
	Capital One Financial Corp.	6.377%	6/8/2034	80,146	84,928
	Capital One Financial Corp.	7.964%	11/2/2034	45,391	52,292
	Capital One Financial Corp.	6.051%	2/1/2035	21,800	22,643
	Capital One Financial Corp.	5.884%	7/26/2035	49,843	51,202
	Capital One Financial Corp.	6.183%	1/30/2036	59,104	60,463
	Capital One Financial Corp.	5.197%	9/11/2036	50,713	49,365
	Capital One Financial Corp.	5.399%	1/30/2037	20,406	20,130
	Carlyle Group Inc.	5.050%	9/19/2035	35,062	33,814
	Cboe Global Markets Inc.	3.000%	3/16/2032	9,198	8,447
	Charles Schwab Corp.	1.950%	12/1/2031	41,118	35,804
	Charles Schwab Corp.	2.900%	3/3/2032	60,136	54,597
	Charles Schwab Corp.	5.853%	5/19/2034	66,082	69,183
	Charles Schwab Corp.	6.136%	8/24/2034	19,607	20,855
	Charles Schwab Corp.	4.914%	11/14/2036	18,992	18,471
	Charles Schwab Corp.	5.493%	5/21/2037	20,550	20,843
	Chubb INA Holdings LLC	5.000%	3/15/2034	46,776	46,973
	Chubb INA Holdings LLC	4.900%	8/15/2035	66,269	65,390
	Chubb INA Holdings LLC	5.300%	5/20/2036	30,265	30,680
	Cincinnati Financial Corp.	6.125%	11/1/2034	7,142	7,532
[3]	Citibank NA	5.570%	4/30/2034	80,241	83,561
	Citigroup Inc.	6.625%	6/15/2032	43,247	47,004
	Citigroup Inc.	2.520%	11/3/2032	1,007	894
	Citigroup Inc.	3.057%	1/25/2033	125,737	114,021
	Citigroup Inc.	5.875%	2/22/2033	2,046	2,133
	Citigroup Inc.	3.785%	3/17/2033	123,325	116,241
	Citigroup Inc.	4.910%	5/24/2033	44,031	43,837
	Citigroup Inc.	6.000%	10/31/2033	5,660	5,914
	Citigroup Inc.	6.270%	11/17/2033	102,897	109,898
	Citigroup Inc.	6.174%	5/25/2034	129,251	135,084
	Citigroup Inc.	5.827%	2/13/2035	91,294	93,121
	Citigroup Inc.	5.449%	6/11/2035	39,880	40,606
	Citigroup Inc.	6.020%	1/24/2036	118,822	122,368
[3]	Citigroup Inc.	5.333%	3/27/2036	83,850	84,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.174%	9/11/2036	64,429	64,116
	Citigroup Inc.	5.411%	9/19/2039	13,891	13,729
	Citizens Financial Group Inc.	5.718%	7/23/2032	57,832	59,410
	Citizens Financial Group Inc.	2.638%	9/30/2032	6,394	5,510
	Citizens Financial Group Inc.	6.645%	4/25/2035	2,379	2,563
	Citizens Financial Group Inc.	5.641%	5/21/2037	16,114	16,161
	CME Group Inc.	2.650%	3/15/2032	28,145	25,470
	CNA Financial Corp.	5.500%	6/15/2033	15,054	15,333
	CNA Financial Corp.	5.125%	2/15/2034	3,036	3,009
	CNA Financial Corp.	5.200%	8/15/2035	23,444	23,031
	CNO Financial Group Inc.	6.450%	6/15/2034	19,602	20,448
	Corebridge Financial Inc.	3.900%	4/5/2032	29,981	28,199
	Corebridge Financial Inc.	6.050%	9/15/2033	10,128	10,627
	Corebridge Financial Inc.	5.750%	1/15/2034	36,709	37,780
	Corebridge Financial Inc.	6.375%	9/15/2054	24,695	24,580
	Deutsche Bank AG	3.742%	1/7/2033	39,064	35,742
	Deutsche Bank AG	7.079%	2/10/2034	53,665	57,564
	Deutsche Bank AG	5.403%	9/11/2035	16,712	16,720
	Enstar Group Ltd.	4.950%	6/1/2029	1	—
	Enstar Group Ltd.	3.100%	9/1/2031	19,193	17,116
	Equitable Holdings Inc.	5.594%	1/11/2033	26,442	27,010
	Equitable Holdings Inc.	6.700%	3/28/2055	11,755	12,087
	F&G Annuities & Life Inc.	6.250%	10/4/2034	14,379	14,103
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	28,915	29,755
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	15,742	16,487
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	9,275	9,501
	Fifth Third Bancorp	4.337%	4/25/2033	18,020	17,372
	Fifth Third Bancorp	5.141%	1/29/2037	30,134	29,512
	Fifth Third Bank NA	5.332%	8/25/2033	21,975	21,984
	First American Financial Corp.	2.400%	8/15/2031	21,721	18,942
	First American Financial Corp.	5.450%	9/30/2034	13,705	13,553
	First Citizens BancShares Inc.	6.254%	3/12/2040	27,306	26,859
	GATX Corp.	3.500%	6/1/2032	9,724	8,993
	GATX Corp.	4.900%	3/15/2033	8,070	8,040
	GATX Corp.	5.450%	9/15/2033	13,957	14,155
	GATX Corp.	6.050%	3/15/2034	21,345	22,480
	GATX Corp.	6.900%	5/1/2034	13,822	15,246
	GATX Corp.	5.500%	6/15/2035	23,501	23,760
	Global Payments Inc.	2.900%	11/15/2031	12,632	11,154
	Global Payments Inc.	5.400%	8/15/2032	10,777	10,775
	Global Payments Inc.	5.200%	11/15/2032	45,834	44,967
	Global Payments Inc.	5.400%	3/15/2033	20,030	19,768
	Global Payments Inc.	5.550%	11/15/2035	57,519	56,091
	Globe Life Inc.	5.850%	9/15/2034	4,375	4,542
	Goldman Sachs Capital I	6.345%	2/15/2034	326	341
	Goldman Sachs Group Inc.	2.383%	7/21/2032	144,019	127,377
	Goldman Sachs Group Inc.	2.650%	10/21/2032	103,451	92,041
	Goldman Sachs Group Inc.	6.125%	2/15/2033	20,966	22,530
	Goldman Sachs Group Inc.	3.102%	2/24/2033	138,100	125,183
	Goldman Sachs Group Inc.	5.094%	4/20/2034	153,048	152,711
	Goldman Sachs Group Inc.	6.561%	10/24/2034	1,100	1,194
	Goldman Sachs Group Inc.	5.851%	4/25/2035	105,060	109,312
	Goldman Sachs Group Inc.	5.330%	7/23/2035	100,880	101,443
	Goldman Sachs Group Inc.	5.016%	10/23/2035	76,624	75,505
	Goldman Sachs Group Inc.	5.536%	1/28/2036	104,753	106,541
	Goldman Sachs Group Inc.	4.939%	10/21/2036	123,419	119,831
	Goldman Sachs Group Inc.	5.065%	1/21/2037	158,464	154,995
[2]	Goldman Sachs Group Inc.	5.425%	6/3/2037	9,434	9,484
	Goldman Sachs Group Inc.	5.387%	2/2/2041	69,051	67,314
[4]	Goldman Sachs Private Credit Corp.	6.150%	6/16/2031	24,000	23,900
	Golub Capital BDC Inc.	6.250%	6/1/2031	5,000	4,991
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	29,515	30,246
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	17,537	18,293
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	10,764	10,632
	Hanover Insurance Group Inc.	5.500%	9/1/2035	14,034	14,120
[4]	HPS Corporate Lending Fund	6.300%	8/19/2031	19,000	19,050
	HPS Corporate Lending Fund	5.950%	4/14/2032	12,275	12,096
[3]	HSBC Bank USA NA	5.625%	8/15/2035	175	180
	HSBC Holdings plc	2.871%	11/22/2032	58,536	52,583
	HSBC Holdings plc	4.762%	3/29/2033	76,074	74,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.402%	8/11/2033	80,468	81,647
	HSBC Holdings plc	8.113%	11/3/2033	78,240	90,017
	HSBC Holdings plc	6.254%	3/9/2034	79,942	85,100
	HSBC Holdings plc	5.208%	5/12/2034	55,100	54,988
	HSBC Holdings plc	6.547%	6/20/2034	84,923	90,286
	HSBC Holdings plc	7.399%	11/13/2034	70,304	78,272
	HSBC Holdings plc	5.719%	3/4/2035	39,582	40,731
	HSBC Holdings plc	5.874%	11/18/2035	61,273	62,651
	HSBC Holdings plc	5.450%	3/3/2036	69,624	70,228
	HSBC Holdings plc	6.500%	5/2/2036	20,000	21,809
	HSBC Holdings plc	5.790%	5/13/2036	52,955	54,673
	HSBC Holdings plc	5.741%	9/10/2036	53,512	53,935
	HSBC Holdings plc	5.133%	11/6/2036	52,119	51,281
	HSBC Holdings plc	5.279%	3/10/2037	121,630	120,204
	Huntington Bancshares Inc.	5.023%	5/17/2033	19,561	19,450
	Huntington Bancshares Inc.	5.709%	2/2/2035	46,479	47,615
	Huntington Bancshares Inc.	2.487%	8/15/2036	10,088	8,688
	Huntington Bancshares Inc.	6.141%	11/18/2039	12,925	13,212
	Huntington Bancshares Inc.	5.605%	1/28/2041	37,305	36,510
	ING Groep NV	4.252%	3/28/2033	33,018	31,962
	ING Groep NV	6.114%	9/11/2034	24,414	25,940
	ING Groep NV	5.550%	3/19/2035	61,053	62,264
	ING Groep NV	5.525%	3/25/2036	27,149	27,582
	ING Groep NV	5.420%	3/23/2037	51,434	51,534
	Intercontinental Exchange Inc.	1.850%	9/15/2032	70,872	59,875
	Intercontinental Exchange Inc.	4.600%	3/15/2033	74,091	73,375
	Jackson Financial Inc.	3.125%	11/23/2031	11,014	9,875
	Jackson Financial Inc.	5.670%	6/8/2032	19,913	20,127
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	14,125	14,280
	Jefferies Financial Group Inc.	2.625%	10/15/2031	51,078	44,636
	Jefferies Financial Group Inc.	6.200%	4/14/2034	32,551	33,610
	Jefferies Financial Group Inc.	5.500%	2/15/2036	59,000	57,419
	JPMorgan Chase & Co.	2.545%	11/8/2032	62,499	55,729
	JPMorgan Chase & Co.	2.963%	1/25/2033	140,096	127,064
	JPMorgan Chase & Co.	4.586%	4/26/2033	36,051	35,508
	JPMorgan Chase & Co.	4.912%	7/25/2033	169,016	169,228
	JPMorgan Chase & Co.	5.717%	9/14/2033	102,563	106,002
	JPMorgan Chase & Co.	5.350%	6/1/2034	164,782	168,068
	JPMorgan Chase & Co.	6.254%	10/23/2034	105,059	112,752
	JPMorgan Chase & Co.	5.336%	1/23/2035	93,032	94,338
	JPMorgan Chase & Co.	5.766%	4/22/2035	67,536	70,256
	JPMorgan Chase & Co.	5.294%	7/22/2035	119,888	121,044
	JPMorgan Chase & Co.	4.946%	10/22/2035	53,653	52,963
	JPMorgan Chase & Co.	5.502%	1/24/2036	44,638	45,674
	JPMorgan Chase & Co.	5.572%	4/22/2036	123,858	127,423
	JPMorgan Chase & Co.	5.576%	7/23/2036	158,521	160,819
	JPMorgan Chase & Co.	4.810%	10/22/2036	115,098	111,753
	JPMorgan Chase & Co.	4.898%	1/22/2037	123,084	119,914
	JPMorgan Chase & Co.	5.193%	2/5/2037	75,575	74,387
	JPMorgan Chase & Co.	5.148%	4/23/2037	133,712	132,890
	Kemper Corp.	3.800%	2/23/2032	31,303	28,268
[3]	Keybank National Association	4.900%	8/8/2032	22,675	22,288
	Keybank National Association	5.000%	1/26/2033	34,879	34,529
[3]	KeyCorp	4.789%	6/1/2033	21,488	21,050
	KeyCorp	6.401%	3/6/2035	21,659	23,041
	KeyCorp	5.305%	1/28/2037	37,980	37,402
	Kilroy Realty LP	2.500%	11/15/2032	9,050	7,501
	Kilroy Realty LP	2.650%	11/15/2033	7,724	6,212
	Kilroy Realty LP	5.875%	10/15/2035	5,196	5,093
	Kilroy Realty LP	6.250%	1/15/2036	10,054	10,091
	KKR & Co. Inc.	5.100%	8/7/2035	40,222	39,171
	Lazard Group LLC	5.625%	8/1/2035	8,000	8,063
	Lincoln National Corp.	3.400%	3/1/2032	4,416	4,039
	Lincoln National Corp.	5.852%	3/15/2034	6,940	7,136
	Lincoln National Corp.	5.350%	11/15/2035	28,164	27,498
	Lloyds Banking Group plc	4.976%	8/11/2033	46,537	46,343
	Lloyds Banking Group plc	7.953%	11/15/2033	27,418	31,178
	Lloyds Banking Group plc	5.679%	1/5/2035	70,439	72,445
	Lloyds Banking Group plc	5.590%	11/26/2035	38,500	39,282
	Lloyds Banking Group plc	6.068%	6/13/2036	43,589	44,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.943%	11/4/2036	25,383	24,595
	Loews Corp.	4.940%	4/1/2036	20,445	19,924
	LPL Holdings Inc.	6.000%	5/20/2034	14,359	14,712
	LPL Holdings Inc.	5.650%	3/15/2035	9,755	9,703
	LPL Holdings Inc.	5.750%	6/15/2035	15,297	15,327
	M&T Bank Corp.	5.053%	1/27/2034	50,861	50,498
[3]	M&T Bank Corp.	5.385%	1/16/2036	29,708	29,672
	Manulife Financial Corp.	3.703%	3/16/2032	18,694	17,752
	Manulife Financial Corp.	4.986%	12/11/2035	33,894	33,396
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	43,092	43,403
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	11,243	11,580
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	10,125	10,220
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	78,974	78,350
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	19,743	19,447
	Mastercard Inc.	2.000%	11/18/2031	29,662	26,232
	Mastercard Inc.	4.350%	1/15/2032	50,636	50,102
	Mastercard Inc.	4.950%	3/15/2032	15,562	15,926
	Mastercard Inc.	4.850%	3/9/2033	6,389	6,472
	Mastercard Inc.	4.875%	5/9/2034	38,110	38,304
	Mastercard Inc.	4.550%	1/15/2035	45,248	44,311
	MetLife Inc.	6.500%	12/15/2032	18,695	20,496
	MetLife Inc.	5.375%	7/15/2033	43,801	45,353
	MetLife Inc.	6.375%	6/15/2034	2,120	2,308
	MetLife Inc.	5.300%	12/15/2034	49,348	50,521
	MetLife Inc.	5.700%	6/15/2035	36,363	38,045
[3]	MetLife Inc.	6.350%	3/15/2055	32,183	33,029
[3]	MetLife Inc.	5.850%	3/15/2056	33,505	33,137
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	74,929	66,219
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	14,324	12,690
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	31,240	28,012
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	126	122
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	56,786	57,235
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	16,069	16,471
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	13,623	13,947
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	5,200	5,323
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	62,080	63,225
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	28,892	29,656
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	71,658	73,733
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	38,825	38,713
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	59,565	58,698
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	48,693	48,835
	Mizuho Financial Group Inc.	2.564%	9/13/2031	23,676	20,987
	Mizuho Financial Group Inc.	2.260%	7/9/2032	762	671
	Mizuho Financial Group Inc.	5.669%	9/13/2033	27,993	29,023
	Mizuho Financial Group Inc.	5.754%	5/27/2034	28,803	29,942
	Mizuho Financial Group Inc.	5.748%	7/6/2034	22,598	23,500
	Mizuho Financial Group Inc.	5.579%	5/26/2035	28,576	29,354
	Mizuho Financial Group Inc.	5.594%	7/10/2035	11,799	12,119
	Mizuho Financial Group Inc.	5.422%	5/13/2036	16,375	16,564
	Mizuho Financial Group Inc.	5.323%	7/8/2036	57,685	57,954
	Mizuho Financial Group Inc.	5.050%	5/12/2037	38,217	37,624
	Morgan Stanley	7.250%	4/1/2032	49,509	55,893
[3]	Morgan Stanley	2.239%	7/21/2032	82,374	72,411
[3]	Morgan Stanley	2.511%	10/20/2032	94,611	83,816
	Morgan Stanley	2.943%	1/21/2033	76,376	68,822
	Morgan Stanley	4.889%	7/20/2033	83,052	82,762
	Morgan Stanley	6.342%	10/18/2033	108,071	115,744
[3]	Morgan Stanley	5.250%	4/21/2034	128,121	129,438
[3]	Morgan Stanley	5.424%	7/21/2034	47,875	48,802
	Morgan Stanley	6.627%	11/1/2034	70,721	77,216
	Morgan Stanley	5.466%	1/18/2035	80,916	82,431
	Morgan Stanley	5.831%	4/19/2035	108,837	113,420
	Morgan Stanley	5.320%	7/19/2035	108,459	109,425
	Morgan Stanley	5.587%	1/18/2036	42,931	44,012
	Morgan Stanley	5.664%	4/17/2036	103,820	106,920
	Morgan Stanley	2.484%	9/16/2036	137,826	119,855
[3]	Morgan Stanley	4.892%	10/22/2036	40,745	39,517
	Morgan Stanley	5.073%	1/30/2037	113,326	111,085
	Morgan Stanley	5.296%	4/10/2037	175,816	175,343
	Morgan Stanley	5.297%	4/20/2037	50,673	50,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.948%	1/19/2038	58,897	60,990
	Morgan Stanley	5.942%	2/7/2039	45,185	46,687
	Morgan Stanley	5.314%	1/18/2041	39,001	38,065
	Nasdaq Inc.	5.550%	2/15/2034	27,453	28,351
	NatWest Group plc	6.016%	3/2/2034	34,770	36,556
	NatWest Group plc	5.778%	3/1/2035	54,127	56,048
	Nomura Holdings Inc.	2.608%	7/14/2031	34,520	30,918
	Nomura Holdings Inc.	2.999%	1/22/2032	10,234	9,251
	Nomura Holdings Inc.	6.181%	1/18/2033	33,763	35,782
	Nomura Holdings Inc.	6.087%	7/12/2033	1,284	1,358
	Nomura Holdings Inc.	5.783%	7/3/2034	35,072	36,306
	Nomura Holdings Inc.	5.491%	6/29/2035	28,873	29,392
	Nomura Holdings Inc.	5.043%	6/10/2036	30,555	29,936
	Northern Trust Corp.	6.125%	11/2/2032	12,287	13,165
	Northern Trust Corp.	5.117%	11/19/2040	33,269	32,572
	Old Republic International Corp.	5.750%	3/28/2034	17,581	17,890
	ORIX Corp.	3.700%	7/18/2027	1	1
	ORIX Corp.	4.000%	4/13/2032	13,043	12,481
	ORIX Corp.	5.200%	9/13/2032	8,711	8,826
	ORIX Corp.	5.400%	2/25/2035	17,536	17,737
	PayPal Holdings Inc.	4.400%	6/1/2032	33,556	32,691
	PayPal Holdings Inc.	5.150%	6/1/2034	20,675	20,568
	PayPal Holdings Inc.	5.100%	4/1/2035	27,880	27,505
	PayPal Holdings Inc.	5.550%	6/1/2036	21,822	21,837
	PNC Financial Services Group Inc.	4.812%	10/21/2032	52,000	51,852
	PNC Financial Services Group Inc.	4.626%	6/6/2033	52,451	50,951
	PNC Financial Services Group Inc.	6.037%	10/28/2033	47,105	49,649
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,278	16,329
	PNC Financial Services Group Inc.	5.939%	8/18/2034	34,781	36,568
	PNC Financial Services Group Inc.	6.875%	10/20/2034	94,430	104,325
	PNC Financial Services Group Inc.	5.676%	1/22/2035	74,040	76,400
	PNC Financial Services Group Inc.	5.401%	7/23/2035	31,268	31,724
	PNC Financial Services Group Inc.	5.575%	1/29/2036	76,171	78,006
	PNC Financial Services Group Inc.	5.373%	7/21/2036	12,879	12,995
	PNC Financial Services Group Inc.	5.423%	1/25/2041	48,009	47,101
	Primerica Inc.	2.800%	11/19/2031	31,821	28,713
	Principal Financial Group Inc.	5.375%	3/15/2033	20,873	21,361
	Progressive Corp.	3.000%	3/15/2032	35,650	32,621
	Progressive Corp.	6.250%	12/1/2032	6,911	7,498
	Progressive Corp.	4.950%	6/15/2033	7,037	7,101
[3]	Prudential Financial Inc.	5.750%	7/15/2033	15,450	16,380
	Prudential Financial Inc.	5.200%	3/14/2035	12,455	12,524
	Prudential Financial Inc.	5.125%	3/1/2052	57,061	55,854
	Prudential Financial Inc.	6.000%	9/1/2052	38,556	39,298
	Prudential Financial Inc.	6.750%	3/1/2053	9,075	9,571
	Prudential Financial Inc.	6.500%	3/15/2054	38,491	39,624
	Prudential Funding Asia plc	3.625%	3/24/2032	26,693	25,119
	Raymond James Financial Inc.	4.900%	9/11/2035	24,374	23,711
	Regions Financial Corp.	5.502%	9/6/2035	30,328	30,563
	Reinsurance Group of America Inc.	6.000%	9/15/2033	9,282	9,691
	Reinsurance Group of America Inc.	5.750%	9/15/2034	19,605	20,158
	Reinsurance Group of America Inc.	6.650%	9/15/2055	21,500	21,640
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	20,553	21,094
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	26,671	27,405
[3]	Royal Bank of Canada	2.300%	11/3/2031	48,515	43,348
	Royal Bank of Canada	3.875%	5/4/2032	42,250	40,537
[3]	Royal Bank of Canada	5.000%	2/1/2033	78,518	79,253
[3]	Royal Bank of Canada	5.000%	5/2/2033	6,330	6,395
[3]	Royal Bank of Canada	5.150%	2/1/2034	47,284	48,310
	Santander Holdings USA Inc.	6.342%	5/31/2035	26,139	27,670
	Santander UK Group Holdings plc	5.136%	9/22/2036	35,980	34,925
	Selective Insurance Group Inc.	5.900%	4/15/2035	14,735	15,290
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	2,900	2,862
	State Street Corp.	4.675%	10/22/2032	50,890	50,747
	State Street Corp.	2.623%	2/7/2033	707	631
	State Street Corp.	4.421%	5/13/2033	300	294
	State Street Corp.	4.164%	8/4/2033	13,632	13,125
	State Street Corp.	4.821%	1/26/2034	7,582	7,542
	State Street Corp.	5.159%	5/18/2034	26,094	26,418
	State Street Corp.	6.123%	11/21/2034	17,083	17,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	5.146%	2/28/2036	16,671	16,706
	State Street Corp.	4.784%	10/23/2036	41,090	40,009
	State Street Corp.	5.094%	4/24/2037	47,481	47,160
	Stewart Information Services Corp.	3.600%	11/15/2031	8,294	7,412
[3]	Sumisho Air Lease Corp.	5.200%	7/15/2031	27,760	27,900
[3]	Sumisho Air Lease Corp.	2.875%	1/15/2032	19,602	17,505
[4]	Sumisho Air Lease Corp.	5.500%	3/24/2036	14,910	14,845
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	24,762	25,401
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	41,022	35,980
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	19,624	20,150
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	70,321	73,489
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	14,530	14,493
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	26,839	28,021
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	7,751	8,112
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	45,745	47,121
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	37,964	39,282
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	6,574	6,619
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	43,680	43,094
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	41,759	40,855
	Synchrony Financial	2.875%	10/28/2031	33,227	29,247
	Synchrony Financial	6.000%	7/29/2036	14,355	14,393
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	30,202	26,737
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	21,765	19,315
	Toronto-Dominion Bank	5.298%	1/30/2032	45,346	46,386
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	53,416	49,195
	Toronto-Dominion Bank	4.456%	6/8/2032	37,776	37,197
	Toronto-Dominion Bank	4.866%	4/22/2033	40,240	39,982
	Toronto-Dominion Bank	4.928%	10/15/2035	54,729	53,782
	TPG Operating Group II LP	4.875%	5/15/2031	2,411	2,385
	TPG Operating Group II LP	5.875%	3/5/2034	13,033	13,304
	TPG Operating Group II LP	5.375%	1/15/2036	15,896	15,569
	Travelers Cos. Inc.	5.050%	7/24/2035	13,340	13,355
	Travelers Property Casualty Corp.	6.375%	3/15/2033	8,739	9,655
[3]	Truist Financial Corp.	5.153%	8/5/2032	19,766	19,968
[3]	Truist Financial Corp.	4.916%	7/28/2033	39,787	39,004
[3]	Truist Financial Corp.	6.123%	10/28/2033	35,290	37,315
[3]	Truist Financial Corp.	5.122%	1/26/2034	37,795	37,782
[3]	Truist Financial Corp.	5.867%	6/8/2034	74,844	77,888
[3]	Truist Financial Corp.	5.711%	1/24/2035	64,825	66,770
[3]	Truist Financial Corp.	4.964%	10/23/2036	27,895	27,069
[3]	Truist Financial Corp.	5.281%	4/23/2037	610	604
	UBS Americas Inc.	7.125%	7/15/2032	22,673	25,339
	Unum Group	5.250%	12/15/2035	5,580	5,506
[3]	US Bancorp	2.677%	1/27/2033	490	436
[3]	US Bancorp	4.967%	7/22/2033	46,061	45,586
	US Bancorp	5.850%	10/21/2033	20,474	21,418
	US Bancorp	4.839%	2/1/2034	35,329	34,869
	US Bancorp	5.836%	6/12/2034	79,224	82,682
	US Bancorp	5.678%	1/23/2035	85,454	88,273
	US Bancorp	5.424%	2/12/2036	15,061	15,334
	US Bancorp	2.491%	11/3/2036	46,089	40,052
	US Bancorp	5.033%	1/26/2037	49,350	48,555
	US Bancorp	5.723%	5/20/2041	15,000	15,033
	Visa Inc.	4.400%	2/12/2033	27,605	27,254
	Visa Inc.	4.150%	12/14/2035	38,105	36,368
	Visa Inc.	4.700%	2/12/2036	27,890	27,632
	Voya Financial Inc.	5.000%	9/20/2034	208	205
	Wachovia Corp.	5.500%	8/1/2035	2,818	2,843
[3]	Wells Fargo & Co.	3.350%	3/2/2033	151,229	139,207
[3]	Wells Fargo & Co.	4.897%	7/25/2033	84,229	83,928
	Wells Fargo & Co.	5.389%	4/24/2034	105,898	107,742
[3]	Wells Fargo & Co.	5.557%	7/25/2034	117,397	120,691
	Wells Fargo & Co.	6.491%	10/23/2034	123,728	134,005
	Wells Fargo & Co.	5.499%	1/23/2035	116,892	119,258
	Wells Fargo & Co.	5.375%	2/7/2035	1,660	1,704
	Wells Fargo & Co.	5.211%	12/3/2035	90,680	90,741
	Wells Fargo & Co.	5.605%	4/23/2036	118,515	121,590
	Wells Fargo & Co.	4.892%	9/15/2036	45,552	44,431
	Wells Fargo & Co.	4.960%	1/23/2037	117,168	114,484
	Westpac Banking Corp.	2.150%	6/3/2031	45,315	40,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	5.405%	8/10/2033	33,129	33,548
	Westpac Banking Corp.	6.820%	11/17/2033	18,414	20,126
[3]	Westpac Banking Corp.	5.618%	11/20/2035	53,926	54,534
	Westpac Banking Corp.	3.020%	11/18/2036	39,730	35,566
	Willis North America Inc.	5.350%	5/15/2033	33,141	33,573
	Willis North America Inc.	5.150%	3/15/2036	9,500	9,305
	Zions Bancorp NA	6.816%	11/19/2035	18,562	19,315
					22,277,760
Health Care (9.0%)
	Abbott Laboratories	4.300%	3/15/2033	79,185	77,053
	Abbott Laboratories	4.650%	3/15/2036	124,886	121,443
	AbbVie Inc.	4.400%	3/15/2033	9,498	9,309
	AbbVie Inc.	5.050%	3/15/2034	109,118	110,635
[5]	AbbVie Inc.	4.550%	3/15/2035	80,736	78,555
	AbbVie Inc.	5.200%	3/15/2035	26,776	27,222
	AbbVie Inc.	4.500%	5/14/2035	77,952	75,273
	AbbVie Inc.	4.750%	3/15/2036	51,838	50,844
	AbbVie Inc.	4.300%	5/14/2036	30,000	28,379
	Adventist Health System	5.430%	3/1/2032	10,779	10,893
	Adventist Health System	5.757%	12/1/2034	15,332	15,716
	Agilent Technologies Inc.	4.750%	9/9/2034	27,667	27,233
	Amgen Inc.	2.000%	1/15/2032	53,285	46,056
	Amgen Inc.	3.350%	2/22/2032	46,787	43,508
	Amgen Inc.	4.200%	3/1/2033	2,579	2,485
	Amgen Inc.	5.250%	3/2/2033	156,332	159,638
	Amgen Inc.	4.850%	2/19/2036	37,735	37,000
[3]	Ascension Health	4.923%	11/15/2035	20,367	20,171
	AstraZeneca Finance LLC	4.300%	3/2/2033	23,995	23,380
	AstraZeneca Finance LLC	4.875%	3/3/2033	18,105	18,366
	AstraZeneca Finance LLC	5.000%	2/26/2034	38,242	38,726
	AstraZeneca Finance LLC	4.600%	3/2/2036	30,728	29,911
	Augusta SpinCo Corp.	4.945%	3/23/2033	1,032	1,029
	Augusta SpinCo Corp.	5.245%	3/23/2036	16,585	16,559
	Baxter International Inc.	2.539%	2/1/2032	78,168	66,828
	Baxter International Inc.	5.650%	12/15/2035	15,230	15,075
	Becton Dickinson & Co.	4.298%	8/22/2032	22,005	21,369
	Becton Dickinson & Co.	5.110%	2/8/2034	8,049	8,081
	Biogen Inc.	5.750%	5/15/2035	16,916	17,629
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	21,587	20,129
	Boston Scientific Corp.	6.250%	11/15/2035	1,783	1,954
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	70,113	64,205
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	3,836	4,089
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	94,045	96,256
	Cardinal Health Inc.	5.450%	2/15/2034	15,206	15,532
	Cardinal Health Inc.	5.350%	11/15/2034	39,076	39,512
	Cardinal Health Inc.	5.150%	9/15/2035	13,820	13,753
[3]	Cedars-Sinai Health System	2.288%	8/15/2031	6,155	5,513
	Cencora Inc.	4.600%	2/13/2033	12,327	12,091
	Cencora Inc.	5.125%	2/15/2034	9,766	9,800
	Cencora Inc.	5.150%	2/15/2035	29,681	29,711
	Cencora Inc.	4.900%	2/13/2036	39,544	38,573
	Cigna Group	4.875%	9/15/2032	65,350	65,407
	Cigna Group	5.400%	3/15/2033	22,382	22,974
	Cigna Group	5.250%	2/15/2034	10,529	10,670
	Cigna Group	5.250%	1/15/2036	59,220	59,434
	CommonSpirit Health	5.205%	12/1/2031	37,107	37,624
	CommonSpirit Health	5.318%	12/1/2034	11,677	11,689
	CommonSpirit Health	4.825%	9/1/2035	6,571	6,379
[3]	CommonSpirit Health	4.975%	9/1/2035	25,367	24,601
	CVS Health Corp.	1.875%	2/28/2031	56,954	50,032
	CVS Health Corp.	2.125%	9/15/2031	17,802	15,544
	CVS Health Corp.	5.000%	9/15/2032	15,697	15,755
	CVS Health Corp.	5.250%	2/21/2033	21,370	21,711
	CVS Health Corp.	5.300%	6/1/2033	21,684	21,976
	CVS Health Corp.	5.700%	6/1/2034	60,848	62,867
	CVS Health Corp.	4.875%	7/20/2035	18,407	17,839
	CVS Health Corp.	5.450%	9/15/2035	68,805	69,629
	Elevance Health Inc.	4.101%	3/1/2028	1	—
	Elevance Health Inc.	4.950%	11/1/2031	15,772	15,850

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Elevance Health Inc.	4.600%	9/15/2032	38,280	37,610
Elevance Health Inc.	5.500%	10/15/2032	32,973	33,938
Elevance Health Inc.	4.750%	2/15/2033	43,945	43,393
Elevance Health Inc.	5.375%	6/15/2034	35,658	36,262
Elevance Health Inc.	5.950%	12/15/2034	27,087	28,487
Elevance Health Inc.	5.200%	2/15/2035	50,845	50,987
Elevance Health Inc.	5.000%	1/15/2036	41,350	40,558
Elevance Health Inc.	5.850%	1/15/2036	928	965
Eli Lilly & Co.	4.900%	2/12/2032	39,888	40,543
Eli Lilly & Co.	4.550%	10/15/2032	56,864	56,650
Eli Lilly & Co.	4.700%	2/27/2033	5,664	5,698
Eli Lilly & Co.	4.650%	5/20/2033	38,676	38,610
Eli Lilly & Co.	4.700%	2/9/2034	40,513	40,364
Eli Lilly & Co.	4.600%	8/14/2034	26,117	25,806
Eli Lilly & Co.	5.100%	2/12/2035	48,827	49,786
Eli Lilly & Co.	4.900%	10/15/2035	46,648	46,685
Eli Lilly & Co.	4.850%	5/20/2036	46,850	46,506
GE HealthCare Technologies Inc.	5.905%	11/22/2032	42,413	44,728
GE HealthCare Technologies Inc.	5.500%	6/15/2035	40,481	41,165
GE HealthCare Technologies Inc.	4.950%	12/15/2035	22,839	22,322
Gilead Sciences Inc.	4.900%	5/20/2034	15,000	15,026
Gilead Sciences Inc.	5.100%	6/15/2035	54,970	55,468
Gilead Sciences Inc.	4.600%	9/1/2035	26,853	26,202
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	1	—
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	6,298	6,523
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	23,758	23,625
HCA Inc.	2.375%	7/15/2031	603	535
HCA Inc.	5.500%	3/1/2032	19,063	19,548
HCA Inc.	3.625%	3/15/2032	71,839	66,859
HCA Inc.	4.600%	11/15/2032	44,659	43,565
HCA Inc.	5.000%	5/15/2033	3,334	3,302
HCA Inc.	5.500%	6/1/2033	27,655	28,232
HCA Inc.	5.600%	4/1/2034	50,073	51,227
HCA Inc.	5.450%	9/15/2034	56,495	57,093
HCA Inc.	5.750%	3/1/2035	72,399	74,519
HCA Inc.	4.900%	11/15/2035	28,716	27,776
HCA Inc.	5.300%	5/15/2036	38,485	38,090
Humana Inc.	2.150%	2/3/2032	21,169	18,341
Humana Inc.	5.875%	3/1/2033	34,465	35,486
Humana Inc.	5.950%	3/15/2034	28,619	29,565
Humana Inc.	5.550%	5/1/2035	15,685	15,692
Icon Investments Six DAC	6.000%	5/8/2034	13,761	14,045
Johnson & Johnson	4.900%	6/1/2031	25,669	26,371
Johnson & Johnson	4.850%	3/1/2032	63,696	65,383
Johnson & Johnson	4.950%	5/15/2033	6,135	6,357
Johnson & Johnson	4.375%	12/5/2033	22,911	22,833
Johnson & Johnson	4.950%	6/1/2034	5,637	5,806
Johnson & Johnson	5.000%	3/1/2035	40,416	41,528
Johnson & Johnson	3.550%	3/1/2036	7,730	7,041
Laboratory Corp. of America Holdings	2.700%	6/1/2031	21,500	19,570
Laboratory Corp. of America Holdings	4.550%	4/1/2032	33,777	33,282
Laboratory Corp. of America Holdings	4.800%	10/1/2034	16,636	16,258
McKesson Corp.	4.950%	5/30/2032	35,758	36,189
McKesson Corp.	5.100%	7/15/2033	3,945	4,009
McKesson Corp.	5.250%	5/30/2035	33,567	34,185
Medtronic Global Holdings SCA	4.500%	3/30/2033	38,157	37,581
Medtronic Inc.	4.375%	3/15/2035	61,283	59,051
Merck & Co. Inc.	2.150%	12/10/2031	66,161	58,490
Merck & Co. Inc.	4.550%	9/15/2032	39,251	39,096
Merck & Co. Inc.	4.450%	12/4/2032	52,304	51,600
Merck & Co. Inc.	4.500%	5/17/2033	15,398	15,281
Merck & Co. Inc.	4.950%	5/22/2033	46,726	47,141
Merck & Co. Inc.	6.500%	12/1/2033	100	111
Merck & Co. Inc.	4.950%	9/15/2035	77,642	77,560
Merck & Co. Inc.	4.750%	12/4/2035	73,772	72,411
Merck & Co. Inc.	5.200%	5/22/2036	43,559	44,093
Novartis Capital Corp.	4.000%	9/18/2031	317	311
Novartis Capital Corp.	4.300%	11/5/2032	35,812	35,111
Novartis Capital Corp.	4.600%	3/18/2033	78,595	78,035
Novartis Capital Corp.	4.200%	9/18/2034	1,000	963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	4.600%	11/5/2035	34,985	34,235
	Novartis Capital Corp.	4.900%	3/18/2036	85,631	85,256
	OhioHealth Corp.	2.297%	11/15/2031	5,220	4,641
	Orlando Health Obligated Group	5.475%	10/1/2035	18,870	19,382
	PeaceHealth Obligated Group	4.855%	11/15/2032	3,865	3,844
	Pfizer Inc.	1.750%	8/18/2031	57,381	50,176
	Pfizer Inc.	4.500%	11/15/2032	26,737	26,407
	Pfizer Inc.	4.875%	11/15/2035	63,792	63,156
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	185,584	184,476
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	4,513	3,911
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	31,814	32,399
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	150	153
	Quest Diagnostics Inc.	2.800%	6/30/2031	38,604	35,336
	Quest Diagnostics Inc.	6.400%	11/30/2033	12,922	14,027
	Quest Diagnostics Inc.	5.000%	12/15/2034	31,053	30,892
	Quest Diagnostics Inc.	5.000%	6/30/2036	10,900	10,703
	Revvity Inc.	2.250%	9/15/2031	53	46
	Royalty Pharma plc	2.150%	9/2/2031	21,324	18,729
	Royalty Pharma plc	5.400%	9/2/2034	550	557
	Royalty Pharma plc	5.200%	9/25/2035	24,914	24,737
	Sanofi SA	4.200%	11/3/2032	44,215	43,308
	Smith & Nephew plc	5.400%	3/20/2034	29,662	30,057
	Solventum Corp.	5.600%	3/23/2034	48,096	49,283
	Stryker Corp.	4.625%	9/11/2034	20,229	19,754
	Stryker Corp.	5.200%	2/10/2035	41,091	41,601
[3]	Sutter Health	5.213%	8/15/2032	13,503	13,803
	Sutter Health	5.164%	8/15/2033	5,933	6,009
[3]	Sutter Health	5.537%	8/15/2035	29,520	30,535
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	21,942	22,269
	Takeda US Financing Inc.	5.200%	7/7/2035	60,669	60,779
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	7,550	7,438
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	28,997	25,580
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	43,728	43,040
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	11,469	11,603
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	1,536	1,513
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	29,921	30,361
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	400	409
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	44,792	44,044
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	38,296	37,878
	UnitedHealth Group Inc.	4.950%	1/15/2032	58,560	59,101
	UnitedHealth Group Inc.	4.200%	5/15/2032	60,566	58,965
	UnitedHealth Group Inc.	5.350%	2/15/2033	48,552	49,951
	UnitedHealth Group Inc.	4.500%	4/15/2033	48,898	47,802
	UnitedHealth Group Inc.	5.000%	4/15/2034	56,123	56,217
	UnitedHealth Group Inc.	5.150%	7/15/2034	48,444	49,015
	UnitedHealth Group Inc.	5.300%	6/15/2035	56,355	57,344
	UnitedHealth Group Inc.	4.625%	7/15/2035	17,314	16,822
	UnitedHealth Group Inc.	5.800%	3/15/2036	27,558	29,005
	Universal Health Services Inc.	2.650%	1/15/2032	8,902	7,788
	Universal Health Services Inc.	5.050%	10/15/2034	22,087	21,247
	UPMC	5.035%	5/15/2033	7,819	7,865
	Wyeth LLC	6.500%	2/1/2034	1,250	1,376
	Wyeth LLC	6.000%	2/15/2036	1,081	1,153
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	44,067	39,505
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	34,393	34,422
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	390	398
	Zoetis Inc.	5.600%	11/16/2032	39,855	41,490
	Zoetis Inc.	5.000%	8/17/2035	47,088	46,557
					6,185,244
Industrials (5.9%)
	3M Co.	5.150%	3/15/2035	29,921	30,249
	AGCO Corp.	5.800%	3/21/2034	14,902	15,318
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	22,140	22,489
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	14,168	14,452
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	23,508	20,994
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	7,861	7,612
[3]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	9,100	9,054
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	18,903	17,700
	Amphenol Corp.	2.200%	9/15/2031	1,323	1,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amphenol Corp.	4.400%	2/15/2033	55,425	54,034
	Amphenol Corp.	5.250%	4/5/2034	38,958	39,729
	Amphenol Corp.	5.000%	1/15/2035	40,376	40,326
	Amphenol Corp.	4.625%	2/15/2036	60,568	58,491
	Boeing Co.	6.528%	5/1/2034	175,730	191,855
	Canadian National Railway Co.	3.850%	8/5/2032	41,707	39,818
	Canadian National Railway Co.	5.850%	11/1/2033	7,907	8,451
	Canadian National Railway Co.	6.250%	8/1/2034	13,665	14,908
	Canadian National Railway Co.	4.375%	9/18/2034	5,183	5,028
	Canadian National Railway Co.	4.750%	11/12/2035	11,402	11,222
	Canadian National Railway Co.	4.950%	5/12/2036	10,250	10,202
	Canadian Pacific Railway Co.	7.125%	10/15/2031	18,210	20,179
	Canadian Pacific Railway Co.	2.450%	12/2/2031	75,201	66,896
	Canadian Pacific Railway Co.	5.200%	3/30/2035	24,483	24,839
	Carrier Global Corp.	5.900%	3/15/2034	19,880	20,962
	Caterpillar Inc.	5.200%	5/15/2035	46,002	46,990
	CSX Corp.	4.100%	11/15/2032	16,469	15,964
	CSX Corp.	5.200%	11/15/2033	4,539	4,645
	CSX Corp.	5.050%	6/15/2035	42,872	43,007
	Cummins Inc.	5.150%	2/20/2034	1,642	1,673
	Cummins Inc.	5.300%	5/9/2035	43,253	44,206
	Deere & Co.	5.450%	1/16/2035	45,787	47,511
	Dover Corp.	5.375%	10/15/2035	8,600	8,931
	Eaton Corp.	4.000%	11/2/2032	34,522	33,350
	Eaton Corp.	4.500%	3/6/2033	48,821	47,971
[3]	Eaton Corp.	4.150%	3/15/2033	14,201	13,788
	Eaton Corp.	4.800%	3/6/2036	76,630	75,381
	Embraer Netherlands Finance BV	5.980%	2/11/2035	25,802	26,705
	Emerson Electric Co.	2.200%	12/21/2031	21,640	19,213
	Emerson Electric Co.	5.000%	3/15/2035	12,236	12,304
[3]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	13,986	12,082
[3]	FedEx Corp.	4.250%	5/15/2030	9,618	9,517
[3]	FedEx Corp.	2.400%	5/15/2031	8,024	7,205
[3]	FedEx Corp.	4.900%	1/15/2034	12,690	12,569
[3]	FedEx Corp.	3.900%	2/1/2035	174	160
[4]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	13,647	13,378
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	37,426	36,547
	Flowserve Corp.	2.800%	1/15/2032	3,364	2,985
	Flowserve Corp.	5.700%	5/15/2036	4,800	4,837
	GE Capital Funding LLC	4.550%	5/15/2032	29,257	29,026
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	27,752	26,523
	GE Vernova Inc.	4.875%	2/4/2036	13,770	13,569
	General Dynamics Corp.	2.250%	6/1/2031	12,453	11,191
	General Dynamics Corp.	4.950%	8/15/2035	4,631	4,651
[3]	General Electric Co.	6.750%	3/15/2032	66,700	73,723
	General Electric Co.	4.900%	1/29/2036	1,062	1,060
	GXO Logistics Inc.	6.500%	5/6/2034	32,214	33,700
	HEICO Corp.	5.350%	8/1/2033	20,263	20,667
	Hexcel Corp.	5.875%	2/26/2035	7,862	8,098
[4]	Honeywell Aerospace Inc.	4.600%	3/16/2033	43,100	42,444
[4]	Honeywell Aerospace Inc.	4.950%	3/16/2036	118,292	116,894
	Honeywell International Inc.	1.750%	9/1/2031	22,154	19,238
	Honeywell International Inc.	4.500%	1/15/2034	34,186	33,470
	Howmet Aerospace Inc.	4.850%	10/15/2031	1,860	1,872
	Howmet Aerospace Inc.	4.550%	11/15/2032	26,625	26,177
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	32,417	33,575
	IDEX Corp.	2.625%	6/15/2031	12,359	11,192
	Ingersoll Rand Inc.	5.314%	6/15/2031	7,750	7,930
	Ingersoll Rand Inc.	5.700%	8/14/2033	36,052	37,423
	Ingersoll Rand Inc.	5.450%	6/15/2034	29,377	29,972
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	16,311	16,878
	Jacobs Solutions Inc.	5.375%	3/3/2036	22,763	22,259
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	2,615	2,465
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	10,499	9,242
[3]	John Deere Capital Corp.	3.900%	6/7/2032	171	165
[3]	John Deere Capital Corp.	4.350%	9/15/2032	44,677	44,098
[3]	John Deere Capital Corp.	5.150%	9/8/2033	1,870	1,918
[3]	John Deere Capital Corp.	5.100%	4/11/2034	43,040	43,693
[3]	John Deere Capital Corp.	5.050%	6/12/2034	46,061	46,569
	Johnson Controls International plc	2.000%	9/16/2031	15,886	13,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson Controls International plc	4.900%	12/1/2032	23,738	23,827
[3]	Johnson Controls International plc	6.000%	1/15/2036	100	106
	Kennametal Inc.	5.800%	5/28/2036	8,020	8,127
	Keysight Technologies Inc.	4.950%	10/15/2034	11,772	11,677
	L3Harris Technologies Inc.	5.250%	6/1/2031	19,522	19,944
	L3Harris Technologies Inc.	5.400%	7/31/2033	55,514	56,964
	L3Harris Technologies Inc.	5.350%	6/1/2034	33,978	34,589
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	98
	LKQ Corp.	6.250%	6/15/2033	16,351	16,916
	Lockheed Martin Corp.	4.700%	12/15/2031	45,203	45,636
	Lockheed Martin Corp.	3.900%	6/15/2032	46,397	44,928
	Lockheed Martin Corp.	5.250%	1/15/2033	51,954	53,855
	Lockheed Martin Corp.	4.750%	2/15/2034	4,379	4,362
	Lockheed Martin Corp.	4.800%	8/15/2034	33,811	33,688
	Lockheed Martin Corp.	3.600%	3/1/2035	310	283
	Lockheed Martin Corp.	5.000%	8/15/2035	33,015	33,227
	Nordson Corp.	5.800%	9/15/2033	14,263	14,846
	Norfolk Southern Corp.	3.000%	3/15/2032	28,588	26,148
	Norfolk Southern Corp.	4.450%	3/1/2033	17,119	16,821
	Norfolk Southern Corp.	5.550%	3/15/2034	27,038	28,083
	Norfolk Southern Corp.	5.100%	5/1/2035	5,248	5,279
	Northrop Grumman Corp.	4.700%	3/15/2033	58,795	58,488
	Northrop Grumman Corp.	4.900%	6/1/2034	40,940	40,857
	Northrop Grumman Corp.	5.250%	7/15/2035	700	713
	nVent Finance Sarl	2.750%	11/15/2031	7,796	6,963
	nVent Finance Sarl	5.650%	5/15/2033	9,905	10,163
	Otis Worldwide Corp.	5.125%	11/19/2031	41,328	42,096
	Otis Worldwide Corp.	5.131%	9/4/2035	21,620	21,649
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	11,553	11,705
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	10,963	10,499
	Pentair Finance Sarl	5.900%	7/15/2032	19,904	20,686
	Regal Rexnord Corp.	6.400%	4/15/2033	59,461	62,992
	Republic Services Inc.	1.750%	2/15/2032	13,490	11,555
	Republic Services Inc.	5.000%	12/15/2033	2,188	2,220
	Republic Services Inc.	5.000%	4/1/2034	32,780	33,043
	Republic Services Inc.	5.200%	11/15/2034	22,284	22,683
	Republic Services Inc.	5.150%	3/15/2035	36,735	37,323
	Rockwell Automation Inc.	1.750%	8/15/2031	22,062	19,151
	RTX Corp.	1.900%	9/1/2031	37,345	32,585
	RTX Corp.	2.375%	3/15/2032	59,721	52,735
	RTX Corp.	5.150%	2/27/2033	57,996	59,124
	RTX Corp.	6.100%	3/15/2034	64,388	69,140
	RTX Corp.	5.400%	5/1/2035	6,575	6,793
	Ryder System Inc.	6.600%	12/1/2033	21,870	23,936
	Southwest Airlines Co.	5.250%	11/15/2035	30,776	29,833
	Textron Inc.	6.100%	11/15/2033	11,018	11,688
	Textron Inc.	5.500%	5/15/2035	8,073	8,218
	Textron Inc.	4.950%	3/15/2036	10,553	10,276
	Timken Co.	4.125%	4/1/2032	7,631	7,232
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	25,220	25,861
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	15,749	15,958
	Trimble Inc.	6.100%	3/15/2033	34,807	36,523
	Triton Container International Ltd.	3.250%	3/15/2032	22,210	19,794
	Triton Container International Ltd.	5.150%	2/15/2033	18,332	18,020
	Tyco Electronics Group SA	2.500%	2/4/2032	15,375	13,673
	Tyco Electronics Group SA	4.875%	2/9/2036	15,425	15,193
	Union Pacific Corp.	2.375%	5/20/2031	18,302	16,575
	Union Pacific Corp.	2.800%	2/14/2032	25,597	23,328
	Union Pacific Corp.	4.500%	1/20/2033	24,316	24,222
	Union Pacific Corp.	3.375%	2/1/2035	3,340	2,982
	Union Pacific Corp.	5.100%	2/20/2035	52,002	52,902
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	28,740	29,808
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	1,983	1,929
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	9,656	8,811
	United Parcel Service Inc.	4.875%	3/3/2033	25,424	25,799
	United Parcel Service Inc.	5.150%	5/22/2034	7,998	8,176
	United Parcel Service Inc.	5.250%	5/14/2035	58,786	60,054
[2]	Veralto Corp.	4.850%	1/15/2032	23,900	23,939
	Veralto Corp.	5.450%	9/18/2033	31,178	31,948
	Vertiv Holdings Co.	4.850%	3/15/2036	13,783	13,425

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Waste Connections Inc.	2.200%	1/15/2032	5,293	4,642
Waste Connections Inc.	3.200%	6/1/2032	19,425	17,867
Waste Connections Inc.	4.200%	1/15/2033	32,030	30,869
Waste Connections Inc.	5.000%	3/1/2034	11,350	11,375
Waste Connections Inc.	5.250%	9/1/2035	31,748	32,268
Waste Management Inc.	4.950%	7/3/2031	21,333	21,680
Waste Management Inc.	4.800%	3/15/2032	35,995	36,293
Waste Management Inc.	4.150%	4/15/2032	50,699	49,514
Waste Management Inc.	4.625%	2/15/2033	12,767	12,716
Waste Management Inc.	4.875%	2/15/2034	9,735	9,811
Waste Management Inc.	4.950%	3/15/2035	21,285	21,284
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	8,704	8,976
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	29,431	30,094
WW Grainger Inc.	4.450%	9/15/2034	15,943	15,554
Xylem Inc.	5.200%	6/1/2033	6,375	6,470
Xylem Inc.	5.450%	6/1/2036	6,345	6,490
				4,059,035
Materials (3.0%)
Air Products and Chemicals Inc.	4.900%	10/11/2032	5,943	5,998
Air Products and Chemicals Inc.	4.800%	3/3/2033	22,904	23,069
Air Products and Chemicals Inc.	4.850%	2/8/2034	37,614	37,644
Albemarle Corp.	5.050%	6/1/2032	8,654	8,682
Amcor Finance USA Inc.	5.625%	5/26/2033	8,631	8,892
Amcor Flexibles North America Inc.	5.500%	3/17/2035	39,928	40,572
Amcor Flexibles North America Inc.	5.125%	3/12/2036	22,539	22,087
Amrize Finance US LLC	5.400%	4/7/2035	53,468	54,294
AptarGroup Inc.	3.600%	3/15/2032	9,283	8,611
ArcelorMittal SA	6.800%	11/29/2032	6,019	6,636
ArcelorMittal SA	6.000%	6/17/2034	23,352	24,585
ArcelorMittal SA	5.375%	5/19/2036	29,500	29,344
Berry Global Inc.	5.800%	6/15/2031	37,259	38,765
Berry Global Inc.	5.650%	1/15/2034	43,315	44,263
BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	48,138	49,185
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	1,758	1,766
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	19,452	19,917
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	64,659	66,152
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	100	100
Cabot Corp.	5.000%	6/30/2032	14,691	14,701
Carlisle Cos. Inc.	2.200%	3/1/2032	24,214	20,942
Carlisle Cos. Inc.	5.250%	9/15/2035	15,490	15,505
CF Industries Inc.	5.150%	3/15/2034	10,740	10,705
CF Industries Inc.	5.300%	11/26/2035	26,478	26,423
CRH America Finance Inc.	5.400%	5/21/2034	26,859	27,424
CRH America Finance Inc.	5.500%	1/9/2035	55,770	56,945
CRH America Finance Inc.	5.000%	2/9/2036	13,693	13,459
Dow Chemical Co.	6.300%	3/15/2033	30,008	31,699
Dow Chemical Co.	5.150%	2/15/2034	1,818	1,792
Dow Chemical Co.	4.250%	10/1/2034	5,135	4,711
Dow Chemical Co.	5.350%	3/15/2035	23,122	22,869
Eagle Materials Inc.	2.500%	7/1/2031	28,242	25,259
Eagle Materials Inc.	5.000%	3/15/2036	740	714
Eastman Chemical Co.	5.750%	3/8/2033	1,990	2,062
Eastman Chemical Co.	5.625%	2/20/2034	500	510
Ecolab Inc.	2.125%	2/1/2032	30,172	26,478
Ecolab Inc.	5.150%	6/15/2033	26,644	27,057
Ecolab Inc.	5.000%	9/1/2035	16,252	16,242
Ecolab Inc.	5.350%	6/15/2036	31,984	32,505
EIDP Inc.	5.125%	5/15/2032	35,572	35,993
EIDP Inc.	4.800%	5/15/2033	6,094	6,017
Freeport-McMoRan Inc.	5.400%	11/14/2034	36,387	37,048
Gerdau Trade Inc.	5.750%	6/9/2035	20,461	20,910
International Paper Co.	5.000%	9/15/2035	12,425	12,237
Kinross Gold Corp.	6.250%	7/15/2033	13,889	14,813
Lubrizol Corp.	6.500%	10/1/2034	9,598	10,648
LYB International Finance III LLC	5.625%	5/15/2033	28,053	28,440
LYB International Finance III LLC	5.500%	3/1/2034	26,013	26,034
LYB International Finance III LLC	6.150%	5/15/2035	22,634	23,439
LYB International Finance III LLC	5.875%	1/15/2036	11,565	11,719
Martin Marietta Materials Inc.	2.400%	7/15/2031	19,688	17,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	5.150%	12/1/2034	14,818	14,896
	Mosaic Co.	5.450%	11/15/2033	14,331	14,517
	Newmont Corp.	2.600%	7/15/2032	32,179	29,038
	Newmont Corp.	5.350%	3/15/2034	56,897	58,629
[3]	Newmont Corp.	5.875%	4/1/2035	8,223	8,733
	Nucor Corp.	3.125%	4/1/2032	1,138	1,050
	Nucor Corp.	5.100%	6/1/2035	39,747	40,130
	Nutrien Ltd.	5.250%	3/12/2032	25,688	26,159
	Nutrien Ltd.	5.400%	6/21/2034	31,884	32,489
	Nutrien Ltd.	5.350%	5/29/2036	7,900	7,924
	Packaging Corp. of America	5.700%	12/1/2033	4,213	4,374
	Packaging Corp. of America	5.200%	8/15/2035	21,871	21,846
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	34,527	36,932
	Rio Tinto Finance USA plc	5.000%	3/14/2032	43,998	44,574
	Rio Tinto Finance USA plc	5.000%	3/9/2033	2,245	2,271
	Rio Tinto Finance USA plc	5.250%	3/14/2035	67,642	68,878
	RPM International Inc.	2.950%	1/15/2032	6,722	6,077
	Sherwin-Williams Co.	4.800%	9/1/2031	13,855	13,904
	Sherwin-Williams Co.	2.200%	3/15/2032	19,123	16,700
	Sherwin-Williams Co.	5.150%	8/15/2035	30,162	30,245
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	55,921	56,765
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	33,343	33,649
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	47,878	47,303
	Sonoco Products Co.	2.850%	2/1/2032	450	406
	Sonoco Products Co.	5.000%	9/1/2034	7,662	7,519
	Southern Copper Corp.	7.500%	7/27/2035	41,725	48,361
	Steel Dynamics Inc.	5.375%	8/15/2034	21,113	21,473
	Steel Dynamics Inc.	5.250%	5/15/2035	37,634	37,861
	Suzano Austria GmbH	3.125%	1/15/2032	35,893	31,855
	Suzano Netherlands BV	5.500%	1/15/2036	31,197	30,387
	Vale Overseas Ltd.	6.125%	6/12/2033	38,764	40,847
	Vale Overseas Ltd.	8.250%	1/17/2034	14,885	17,597
	Vulcan Materials Co.	5.350%	12/1/2034	20,391	20,749
	Westlake Corp.	5.550%	11/15/2035	37,789	37,651
	WRKCo Inc.	4.200%	6/1/2032	5,273	5,060
	WRKCo Inc.	3.000%	6/15/2033	21,963	19,349
	Yamana Gold Inc.	2.630%	8/15/2031	13,794	12,294
					2,061,988
Real Estate (4.7%)
	Agree LP	4.800%	10/1/2032	10,623	10,521
	Agree LP	5.625%	6/15/2034	9,612	9,883
	Agree LP	5.600%	6/15/2035	28,280	29,100
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1	1
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	23,257	21,452
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	31,781	26,739
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	19,595	15,947
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	32,699	27,751
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	9,037	8,583
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	18,716	18,687
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	22,177	21,756
	American Assets Trust LP	6.150%	10/1/2034	10,345	10,423
	American Homes 4 Rent LP	2.375%	7/15/2031	7,930	7,010
	American Homes 4 Rent LP	3.625%	4/15/2032	15,112	14,049
	American Homes 4 Rent LP	5.500%	2/1/2034	25,389	25,769
	American Homes 4 Rent LP	5.500%	7/15/2034	17,350	17,545
	American Homes 4 Rent LP	5.250%	3/15/2035	11,615	11,558
	American Tower Corp.	2.300%	9/15/2031	14,296	12,641
	American Tower Corp.	4.050%	3/15/2032	36,350	34,928
	American Tower Corp.	4.700%	12/15/2032	12,651	12,477
	American Tower Corp.	5.650%	3/15/2033	30,406	31,518
	American Tower Corp.	5.550%	7/15/2033	33,071	34,063
	American Tower Corp.	5.900%	11/15/2033	1,970	2,068
	American Tower Corp.	5.450%	2/15/2034	13,392	13,659
	American Tower Corp.	5.400%	1/31/2035	26,792	27,193
	American Tower Corp.	5.350%	3/15/2035	24,905	25,184
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	14,381	14,475
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	4,713	4,589
	AvalonBay Communities Inc.	2.050%	1/15/2032	29,142	25,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AvalonBay Communities Inc.	5.000%	2/15/2033	26,162	26,424
	AvalonBay Communities Inc.	5.300%	12/7/2033	14,051	14,449
	AvalonBay Communities Inc.	5.350%	6/1/2034	19,409	19,874
	AvalonBay Communities Inc.	5.000%	8/1/2035	8,983	8,947
	Boston Properties LP	2.550%	4/1/2032	1,697	1,478
	Boston Properties LP	2.450%	10/1/2033	31,406	25,888
	Boston Properties LP	6.500%	1/15/2034	33,944	35,958
	Boston Properties LP	5.750%	1/15/2035	33,264	33,612
	Brixmor Operating Partnership LP	5.200%	4/1/2032	8,321	8,390
	Brixmor Operating Partnership LP	4.850%	2/15/2033	2,011	1,979
	Brixmor Operating Partnership LP	5.500%	2/15/2034	14,255	14,532
	Brixmor Operating Partnership LP	5.750%	2/15/2035	6,111	6,321
	Broadstone Net Lease LLC	2.600%	9/15/2031	160	141
	Broadstone Net Lease LLC	5.000%	11/1/2032	10,000	9,855
	Camden Property Trust	4.900%	1/15/2034	5,186	5,175
	Camden Property Trust	4.900%	2/28/2036	22,305	21,733
	CBRE Services Inc.	4.900%	1/15/2033	22,281	21,982
	CBRE Services Inc.	5.950%	8/15/2034	31,141	32,467
	CBRE Services Inc.	5.500%	6/15/2035	9,178	9,292
	CBRE Services Inc.	5.250%	6/1/2036	18,900	18,609
	COPT Defense Properties LP	2.900%	12/1/2033	9,292	7,909
	Cousins Properties LP	5.375%	2/15/2032	21,044	21,376
	Cousins Properties LP	4.875%	3/1/2033	18,031	17,562
	Cousins Properties LP	5.875%	10/1/2034	15,796	16,188
	Crown Castle Inc.	2.500%	7/15/2031	34,997	31,142
	Crown Castle Inc.	5.100%	5/1/2033	9,859	9,792
	Crown Castle Inc.	5.800%	3/1/2034	45,334	46,791
	Crown Castle Inc.	5.200%	9/1/2034	5,678	5,656
	CubeSmart LP	2.500%	2/15/2032	29,356	25,832
	CubeSmart LP	5.125%	11/1/2035	19,743	19,543
	DOC DR LLC	2.625%	11/1/2031	10,763	9,594
	EPR Properties	3.600%	11/15/2031	22,285	20,386
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	27,590	26,983
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	19,117	19,506
	Equinix Inc.	3.900%	4/15/2032	47,189	44,736
	ERP Operating LP	4.950%	6/15/2032	35,329	35,621
	ERP Operating LP	4.650%	9/15/2034	24,962	24,341
	Essential Properties LP	2.950%	7/15/2031	12,493	11,289
	Essential Properties LP	5.400%	12/1/2035	10,770	10,663
	Essex Portfolio LP	2.550%	6/15/2031	7,361	6,607
	Essex Portfolio LP	2.650%	3/15/2032	34,207	30,319
	Essex Portfolio LP	5.500%	4/1/2034	29,412	29,999
	Essex Portfolio LP	4.875%	2/15/2036	16,433	15,853
	Extra Space Storage LP	2.550%	6/1/2031	9,782	8,777
	Extra Space Storage LP	2.400%	10/15/2031	40,812	35,907
	Extra Space Storage LP	2.350%	3/15/2032	3,510	3,046
	Extra Space Storage LP	4.950%	1/15/2033	12,521	12,417
	Extra Space Storage LP	5.400%	2/1/2034	39,094	39,506
	Extra Space Storage LP	5.350%	1/15/2035	14,629	14,710
	Extra Space Storage LP	5.400%	6/15/2035	26,232	26,445
	GLP Capital LP	3.250%	1/15/2032	16,272	14,599
	GLP Capital LP	5.250%	2/15/2033	24,523	24,102
	GLP Capital LP	6.750%	12/1/2033	15,304	16,288
	GLP Capital LP	5.625%	9/15/2034	26,622	26,533
	GLP Capital LP	5.625%	3/1/2036	9,660	9,493
	Healthpeak OP LLC	2.875%	1/15/2031	1	1
	Healthpeak OP LLC	5.250%	12/15/2032	26,590	26,847
	Healthpeak OP LLC	4.750%	1/15/2033	4,030	3,951
	Healthpeak OP LLC	5.375%	2/15/2035	15,267	15,376
	Highwoods Realty LP	5.350%	1/15/2033	26,256	26,111
	Highwoods Realty LP	7.650%	2/1/2034	12,029	13,449
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	44,308	39,565
	Host Hotels & Resorts LP	5.700%	6/15/2032	2,703	2,772
	Host Hotels & Resorts LP	5.700%	7/1/2034	28,406	28,976
	Host Hotels & Resorts LP	5.500%	4/15/2035	15,904	15,920
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	32,027	27,579
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	9,493	9,028
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	23,155	22,818
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	15,265	15,496
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	3,734	3,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	10,324	10,018
	Kimco Realty OP LLC	2.250%	12/1/2031	15,274	13,502
	Kimco Realty OP LLC	3.200%	4/1/2032	5,195	4,795
	Kimco Realty OP LLC	4.600%	2/1/2033	28,507	28,135
	Kimco Realty OP LLC	6.400%	3/1/2034	23,212	25,244
	Kimco Realty OP LLC	4.850%	3/1/2035	20,083	19,736
	Kimco Realty OP LLC	5.300%	2/1/2036	16,135	16,335
	Kite Realty Group LP	4.950%	12/15/2031	25,423	25,351
	Kite Realty Group LP	5.200%	8/15/2032	6,500	6,544
	Kite Realty Group LP	5.500%	3/1/2034	11,101	11,261
	LXP Industrial Trust	2.375%	10/1/2031	1,998	1,738
	Mid-America Apartments LP	5.300%	2/15/2032	29,213	30,030
	Mid-America Apartments LP	4.650%	1/15/2033	16,685	16,442
	Mid-America Apartments LP	5.000%	3/15/2034	3,040	3,029
	Mid-America Apartments LP	4.950%	3/1/2035	13,081	12,911
	National Health Investors Inc.	5.350%	2/1/2033	460	456
	NNN REIT Inc.	5.600%	10/15/2033	32,159	33,049
	NNN REIT Inc.	5.500%	6/15/2034	21,269	21,644
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	21,545	19,080
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	15,017	13,370
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	22,726	23,017
	Phillips Edison Grocery Center Operating Partnership I LP	4.750%	3/15/2033	3,769	3,692
	Phillips Edison Grocery Center Operating Partnership I LP	5.750%	7/15/2034	1,841	1,903
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	15,654	15,290
	Piedmont Operating Partnership LP	2.750%	4/1/2032	5,373	4,568
	Piedmont Operating Partnership LP	5.625%	1/15/2033	8,970	8,887
	Prologis LP	3.875%	9/15/2028	1	—
	Prologis LP	2.250%	1/15/2032	18,696	16,455
	Prologis LP	4.625%	1/15/2033	4,734	4,684
	Prologis LP	4.750%	6/15/2033	39,052	38,765
	Prologis LP	5.125%	1/15/2034	32,626	32,968
	Prologis LP	5.000%	3/15/2034	27,149	27,146
	Prologis LP	5.000%	1/31/2035	24,240	24,142
	Prologis LP	5.250%	5/15/2035	27,252	27,616
	Prologis LP	4.900%	6/15/2036	14,797	14,504
	Public Storage Operating Co.	2.250%	11/9/2031	24,930	22,133
	Public Storage Operating Co.	5.100%	8/1/2033	12,614	12,838
	Public Storage Operating Co.	5.000%	7/1/2035	8,838	8,806
	Public Storage Operating Co.	5.000%	12/15/2035	5,760	5,706
	Realty Income Corp.	2.700%	2/15/2032	773	690
	Realty Income Corp.	5.625%	10/13/2032	29,787	30,996
	Realty Income Corp.	2.850%	12/15/2032	28,689	25,433
	Realty Income Corp.	4.500%	2/1/2033	20,239	19,742
	Realty Income Corp.	1.800%	3/15/2033	700	579
[3]	Realty Income Corp.	4.750%	4/15/2033	34,247	33,800
	Realty Income Corp.	4.900%	7/15/2033	185	184
	Realty Income Corp.	5.125%	2/15/2034	18,618	18,730
	Realty Income Corp.	5.125%	4/15/2035	28,803	28,821
	Regency Centers LP	5.000%	7/15/2032	13,644	13,778
	Regency Centers LP	4.500%	3/15/2033	3,347	3,262
	Regency Centers LP	5.250%	1/15/2034	4,230	4,287
	Regency Centers LP	5.100%	1/15/2035	9,749	9,757
	Rexford Industrial Realty LP	2.150%	9/1/2031	15,694	13,638
	Sabra Health Care LP	3.200%	12/1/2031	34,849	31,628
	Safehold GL Holdings LLC	2.800%	6/15/2031	12,302	11,130
	Safehold GL Holdings LLC	2.850%	1/15/2032	475	424
	Safehold GL Holdings LLC	6.100%	4/1/2034	900	944
	Safehold GL Holdings LLC	5.650%	1/15/2035	10,875	11,004
	Simon Property Group LP	2.250%	1/15/2032	11,865	10,395
	Simon Property Group LP	2.650%	2/1/2032	30,559	27,306
	Simon Property Group LP	5.500%	3/8/2033	12,804	13,274
	Simon Property Group LP	6.250%	1/15/2034	13,880	14,949
	Simon Property Group LP	4.750%	9/26/2034	41,865	40,930
	Simon Property Group LP	5.125%	10/1/2035	25,893	25,857
	Store Capital LLC	2.700%	12/1/2031	6,699	5,889
	Sun Communities Operating LP	2.700%	7/15/2031	20,843	18,772
	Sun Communities Operating LP	4.200%	4/15/2032	17,549	16,826
	Tanger Properties LP	2.750%	9/1/2031	25,145	22,443
[3]	UDR Inc.	4.400%	1/26/2029	1	—
	UDR Inc.	3.000%	8/15/2031	38,147	35,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UDR Inc.	2.100%	8/1/2032	4,661	3,953
[3]	UDR Inc.	1.900%	3/15/2033	300	247
[3]	UDR Inc.	2.100%	6/15/2033	8,024	6,651
	UDR Inc.	5.125%	9/1/2034	5,730	5,701
	UDR Inc.	3.100%	11/1/2034	5,000	4,283
	Ventas Realty LP	2.500%	9/1/2031	2,173	1,934
	Ventas Realty LP	5.100%	7/15/2032	41,811	42,117
	Ventas Realty LP	5.625%	7/1/2034	16,438	16,939
	Ventas Realty LP	5.000%	1/15/2035	27,319	26,937
	Ventas Realty LP	5.000%	2/15/2036	17,614	17,283
	VICI Properties LP	5.125%	11/15/2031	25,564	25,504
	VICI Properties LP	5.125%	5/15/2032	47,052	46,729
	VICI Properties LP	5.750%	4/1/2034	10,076	10,255
	VICI Properties LP	5.625%	4/1/2035	26,263	26,349
	Welltower OP LLC	4.125%	3/15/2029	1	1
	Welltower OP LLC	2.750%	1/15/2032	21,034	18,969
	Welltower OP LLC	3.850%	6/15/2032	24,897	23,700
	Welltower OP LLC	5.125%	7/1/2035	41,500	41,745
	Weyerhaeuser Co.	7.375%	3/15/2032	10,685	11,954
	Weyerhaeuser Co.	3.375%	3/9/2033	12,635	11,409
	WP Carey Inc.	2.450%	2/1/2032	5,915	5,180
	WP Carey Inc.	2.250%	4/1/2033	2,284	1,912
	WP Carey Inc.	5.375%	6/30/2034	5,700	5,755
					3,254,494
Technology (8.8%)
	Accenture Capital Inc.	4.250%	10/4/2031	36,595	36,031
	Accenture Capital Inc.	4.500%	10/4/2034	50,825	49,186
	Adobe Inc.	4.950%	4/4/2034	11,488	11,475
	Adobe Inc.	5.300%	1/17/2035	28,720	29,214
	Advanced Micro Devices Inc.	3.924%	6/1/2032	498	483
	Analog Devices Inc.	2.100%	10/1/2031	32,344	28,566
	Analog Devices Inc.	5.050%	4/1/2034	13,073	13,301
	Apple Inc.	4.500%	5/12/2032	54,896	55,574
	Apple Inc.	3.350%	8/8/2032	33,552	31,882
	Apple Inc.	4.300%	5/10/2033	3,260	3,256
	Apple Inc.	4.750%	5/12/2035	54,972	55,535
	Apple Inc.	4.500%	2/23/2036	3,380	3,368
	Applied Materials Inc.	5.100%	10/1/2035	10,005	10,141
	Applied Materials Inc.	4.600%	1/15/2036	21,450	20,821
	Arrow Electronics Inc.	2.950%	2/15/2032	2,387	2,124
	Arrow Electronics Inc.	5.875%	4/10/2034	9,797	10,099
	Atlassian Corp.	5.500%	5/15/2034	15,970	15,941
	Autodesk Inc.	2.400%	12/15/2031	32,906	29,006
	Autodesk Inc.	5.300%	6/15/2035	15,545	15,545
	Automatic Data Processing Inc.	4.750%	5/8/2032	51,517	51,718
	Automatic Data Processing Inc.	4.450%	9/9/2034	18,000	17,619
	Automatic Data Processing Inc.	5.000%	5/7/2036	31,400	31,315
	Avnet Inc.	5.500%	6/1/2032	7,648	7,747
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	24,484	25,087
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	14,495	14,640
	Broadcom Inc.	5.150%	11/15/2031	9,963	10,169
[3]	Broadcom Inc.	4.550%	2/15/2032	41,349	40,918
[4]	Broadcom Inc.	4.150%	4/15/2032	39,415	38,084
	Broadcom Inc.	5.200%	4/15/2032	54,823	55,974
	Broadcom Inc.	4.900%	7/15/2032	79,805	80,216
	Broadcom Inc.	4.300%	11/15/2032	88,488	85,941
	Broadcom Inc.	4.600%	1/15/2033	50,337	49,579
	Broadcom Inc.	2.600%	2/15/2033	30,986	27,024
	Broadcom Inc.	3.419%	4/15/2033	84,552	77,262
	Broadcom Inc.	3.469%	4/15/2034	115,026	103,587
	Broadcom Inc.	4.800%	10/15/2034	39,004	38,366
	Broadcom Inc.	5.200%	7/15/2035	105,370	105,898
[4]	Broadcom Inc.	3.137%	11/15/2035	113,011	96,185
	Broadcom Inc.	4.950%	1/15/2036	43,117	42,584
	Broadcom Inc.	4.800%	2/15/2036	33,907	32,988
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	15,700	15,758
	Cadence Design Systems Inc.	4.700%	9/10/2034	31,628	31,163
	CDW LLC	3.569%	12/1/2031	59,868	54,713
	CDW LLC	5.550%	8/22/2034	4,174	4,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CGI Inc.	2.300%	9/14/2031	1	—
	CGI Inc.	2.300%	9/14/2031	6,345	5,518
	Cintas Corp. No. 2	4.000%	5/1/2032	28,539	27,661
	Cisco Systems Inc.	4.950%	2/24/2032	57,818	58,793
	Cisco Systems Inc.	5.050%	2/26/2034	56,738	57,500
	Cisco Systems Inc.	5.100%	2/24/2035	57,241	58,041
	Concentrix Corp.	6.850%	8/2/2033	11,209	10,236
	Dell International LLC	5.300%	4/1/2032	6,351	6,484
	Dell International LLC	4.750%	10/6/2032	46,481	46,131
	Dell International LLC	5.750%	2/1/2033	39,356	41,137
	Dell International LLC	5.400%	4/15/2034	55,059	56,289
	Dell International LLC	4.850%	2/1/2035	37,764	37,059
	Dell International LLC	5.500%	4/1/2035	91	93
	Dell International LLC	5.100%	2/15/2036	43,570	43,186
	Equifax Inc.	2.350%	9/15/2031	36,774	32,424
	Fidelity National Information Services Inc.	5.100%	7/15/2032	29,020	29,123
	Fiserv Inc.	5.600%	3/2/2033	761	772
	Fiserv Inc.	5.625%	8/21/2033	41,352	41,884
	Fiserv Inc.	5.450%	3/15/2034	24,256	24,139
	Fiserv Inc.	5.150%	8/12/2034	40,531	39,449
	Fiserv Inc.	5.250%	8/11/2035	41,195	40,317
	Flex Ltd.	5.250%	1/15/2032	18,926	18,986
	Flex Ltd.	5.375%	11/13/2035	20,165	19,881
	Gartner Inc.	5.600%	11/20/2035	14,365	13,754
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	65,813	65,727
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	11,740	11,828
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	46,241	45,347
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	5,325	5,713
	HP Inc.	2.650%	6/17/2031	31,334	28,134
	HP Inc.	4.200%	4/15/2032	32,147	30,818
	HP Inc.	6.100%	4/25/2035	24,410	25,748
	Hubbell Inc.	4.800%	11/15/2035	12,721	12,355
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	29,044	28,806
	Intel Corp.	4.650%	6/1/2031	3,162	3,138
	Intel Corp.	2.000%	8/12/2031	61,637	53,793
	Intel Corp.	4.150%	8/5/2032	17,843	17,147
	Intel Corp.	4.000%	12/15/2032	8,498	8,036
	Intel Corp.	5.200%	2/10/2033	83,737	84,838
	Intel Corp.	5.000%	8/15/2033	10,658	10,626
	Intel Corp.	5.150%	2/21/2034	30,812	30,937
	Intel Corp.	5.300%	5/15/2036	70,218	70,135
	International Business Machines Corp.	2.720%	2/9/2032	17,196	15,409
[3]	International Business Machines Corp.	5.000%	2/10/2032	26,683	26,963
	International Business Machines Corp.	4.400%	7/27/2032	37,949	37,149
	International Business Machines Corp.	5.875%	11/29/2032	40,622	43,064
	International Business Machines Corp.	4.600%	2/3/2033	21,616	21,265
	International Business Machines Corp.	4.750%	2/6/2033	19,199	19,157
[3]	International Business Machines Corp.	5.200%	2/10/2035	720	726
	International Business Machines Corp.	4.950%	2/3/2036	41,645	40,903
	Intuit Inc.	5.200%	9/15/2033	41,559	42,024
	J Paul Getty Trust	4.905%	4/1/2035	10,451	10,489
	Jabil Inc.	4.750%	2/1/2033	6,814	6,654
	KLA Corp.	4.650%	7/15/2032	47,538	47,647
	KLA Corp.	4.700%	2/1/2034	13,760	13,644
	Kyndryl Holdings Inc.	3.150%	10/15/2031	19,756	16,577
	Kyndryl Holdings Inc.	6.350%	2/20/2034	15,489	14,823
	Leidos Inc.	5.400%	3/15/2032	19,112	19,470
	Leidos Inc.	5.750%	3/15/2033	30,640	31,727
	Leidos Inc.	5.500%	3/15/2035	12,577	12,785
	Leidos Inc.	5.000%	3/15/2036	31,859	30,841
	Marvell Technology Inc.	5.950%	9/15/2033	21,921	23,133
	Marvell Technology Inc.	5.450%	7/15/2035	15,123	15,458
	Marvell Technology Inc.	5.300%	4/15/2036	31,674	31,708
	Micron Technology Inc.	2.703%	4/15/2032	61,863	55,514
	Microsoft Corp.	3.500%	2/12/2035	4,526	4,208
	Microsoft Corp.	4.200%	11/3/2035	8,362	8,172
[4]	Mobility Global Inc.	5.450%	6/15/2031	4,512	4,562
[4]	Mobility Global Inc.	6.050%	6/15/2036	8,711	8,864
	Moody's Corp.	2.000%	8/19/2031	12,430	10,936
	Moody's Corp.	4.250%	8/8/2032	33,683	32,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	5.000%	8/5/2034	20,545	20,582
	Motorola Solutions Inc.	5.600%	6/1/2032	20,567	21,252
	Motorola Solutions Inc.	5.200%	8/15/2032	15,964	16,174
	Motorola Solutions Inc.	5.400%	4/15/2034	37,705	38,279
	Motorola Solutions Inc.	5.550%	8/15/2035	36,453	37,213
	MSCI Inc.	5.250%	9/1/2035	37,820	37,228
	MSCI Inc.	5.150%	3/15/2036	13,793	13,397
	NetApp Inc.	5.500%	3/17/2032	8,665	8,866
	NetApp Inc.	5.700%	3/17/2035	31,518	32,271
	NXP BV	2.650%	2/15/2032	59,001	52,414
	NXP BV	5.000%	1/15/2033	18,173	18,162
	NXP BV	5.250%	8/19/2035	23,641	23,693
	Oracle Corp.	5.250%	2/3/2032	43,832	43,464
	Oracle Corp.	4.800%	9/26/2032	112,216	107,838
	Oracle Corp.	6.250%	11/9/2032	49,857	51,622
	Oracle Corp.	4.900%	2/6/2033	51,461	49,416
	Oracle Corp.	5.350%	5/4/2033	108,074	106,355
	Oracle Corp.	4.300%	7/8/2034	16,387	14,800
	Oracle Corp.	4.700%	9/27/2034	58,425	54,239
	Oracle Corp.	3.900%	5/15/2035	52,945	45,540
	Oracle Corp.	5.500%	8/3/2035	16,498	16,000
	Oracle Corp.	5.200%	9/26/2035	144,834	137,721
	Oracle Corp.	5.700%	2/4/2036	187,607	184,336
	Paychex Inc.	5.350%	4/15/2032	49,756	50,390
	Paychex Inc.	5.600%	4/15/2035	37,063	37,395
	QUALCOMM Inc.	1.650%	5/20/2032	27,729	23,552
	QUALCOMM Inc.	4.250%	5/20/2032	11,388	11,203
	QUALCOMM Inc.	4.750%	5/20/2032	39,374	39,604
	QUALCOMM Inc.	5.400%	5/20/2033	13,046	13,605
	QUALCOMM Inc.	4.650%	5/20/2035	4,370	4,314
	QUALCOMM Inc.	5.000%	5/20/2035	43,646	43,783
	Quanta Services Inc.	4.500%	1/15/2031	6,600	6,536
	Quanta Services Inc.	2.350%	1/15/2032	19,250	16,911
	Quanta Services Inc.	5.250%	8/9/2034	23,765	24,009
	Quanta Services Inc.	5.100%	8/9/2035	19,508	19,441
	RELX Capital Inc.	4.750%	5/20/2032	31,578	31,557
	RELX Capital Inc.	5.250%	3/27/2035	22,854	23,157
	Roper Technologies Inc.	4.750%	2/15/2032	29,062	28,701
	Roper Technologies Inc.	4.900%	10/15/2034	28,247	27,269
	Roper Technologies Inc.	5.100%	9/15/2035	28,448	27,650
	S&P Global Inc.	2.900%	3/1/2032	67,678	61,742
	S&P Global Inc.	5.250%	9/15/2033	19,214	19,760
[4]	S&P Global Inc.	4.800%	12/4/2035	11,004	10,762
	Salesforce Inc.	1.950%	7/15/2031	41,740	36,458
	Salesforce Inc.	4.900%	9/15/2031	106,106	106,176
	Salesforce Inc.	5.200%	3/15/2033	76,328	76,685
	Salesforce Inc.	5.550%	3/15/2036	143,203	144,070
	ServiceNow Inc.	4.700%	8/15/2031	18,841	18,836
	ServiceNow Inc.	5.050%	5/15/2033	20,408	20,498
	ServiceNow Inc.	5.400%	5/15/2036	39,239	39,539
	Skyworks Solutions Inc.	3.000%	6/1/2031	17,847	16,170
	Synopsys Inc.	5.000%	4/1/2032	52,843	53,177
	Synopsys Inc.	5.150%	4/1/2035	83,889	83,728
	TD SYNNEX Corp.	2.650%	8/9/2031	2,662	2,373
	TD SYNNEX Corp.	6.100%	4/12/2034	14,049	14,744
	TD SYNNEX Corp.	5.300%	10/10/2035	31,410	31,103
	Texas Instruments Inc.	1.900%	9/15/2031	17,533	15,424
	Texas Instruments Inc.	3.650%	8/16/2032	6,798	6,476
	Texas Instruments Inc.	4.900%	3/14/2033	11,274	11,478
	Texas Instruments Inc.	4.850%	2/8/2034	43,457	43,851
	Texas Instruments Inc.	5.100%	5/23/2035	23,954	24,277
[3]	TR Finance LLC	5.500%	8/15/2035	11,273	11,436
	TSMC Arizona Corp.	2.500%	10/25/2031	36,718	33,322
	TSMC Arizona Corp.	4.250%	4/22/2032	14,451	14,336
	Verisk Analytics Inc.	5.750%	4/1/2033	23,960	24,906
	Verisk Analytics Inc.	5.250%	6/5/2034	9,988	9,983
	Verisk Analytics Inc.	5.250%	3/15/2035	30,900	30,694
	Verisk Analytics Inc.	5.125%	3/15/2036	13,751	13,476
	VMware LLC	2.200%	8/15/2031	33,259	29,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Workday Inc.	3.800%	4/1/2032	39,929	37,292
					6,050,978
Utilities (9.9%)
[3]	AEP Texas Inc.	2.100%	7/1/2030	15,668	14,213
	AEP Texas Inc.	4.700%	5/15/2032	5,594	5,519
	AEP Texas Inc.	5.700%	5/15/2034	7,021	7,251
[3]	AEP Texas Inc.	5.200%	4/15/2036	30,558	30,079
	AEP Transmission Co. LLC	5.150%	4/1/2034	10,993	11,076
	AEP Transmission Co. LLC	5.375%	6/15/2035	3,692	3,757
	AEP Transmission Co. LLC	5.250%	6/1/2036	8,304	8,359
	AES Corp.	5.800%	3/15/2032	25,636	26,062
	Alabama Power Co.	3.940%	9/1/2032	18,416	17,696
	Alabama Power Co.	5.850%	11/15/2033	2,894	3,053
	Alabama Power Co.	5.100%	4/2/2035	25,257	25,438
	Ameren Corp.	5.375%	3/15/2035	31,447	31,837
	Ameren Corp.	5.000%	5/15/2036	12,595	12,313
	Ameren Illinois Co.	3.850%	9/1/2032	12,477	11,885
	Ameren Illinois Co.	4.950%	6/1/2033	16,558	16,617
	American Electric Power Co. Inc.	5.950%	11/1/2032	18,987	20,066
	American Electric Power Co. Inc.	5.625%	3/1/2033	51,784	53,720
	American Electric Power Co. Inc.	6.950%	12/15/2054	24,128	25,795
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	32,915	32,636
	American Water Capital Corp.	2.300%	6/1/2031	13,860	12,410
	American Water Capital Corp.	4.450%	6/1/2032	34,538	33,928
	American Water Capital Corp.	5.150%	3/1/2034	11,317	11,507
	American Water Capital Corp.	5.250%	3/1/2035	16,544	16,806
	American Water Capital Corp.	5.200%	4/1/2036	20,533	20,556
[3]	Appalachian Power Co.	4.500%	8/1/2032	30,123	29,606
	Appalachian Power Co.	5.650%	4/1/2034	9,495	9,761
	Arizona Public Service Co.	2.200%	12/15/2031	549	479
	Arizona Public Service Co.	6.350%	12/15/2032	9,948	10,623
	Arizona Public Service Co.	5.550%	8/1/2033	34,865	35,820
	Arizona Public Service Co.	5.700%	8/15/2034	29,668	30,733
	Arizona Public Service Co.	5.100%	3/15/2036	11,178	11,014
	Atmos Energy Corp.	5.450%	10/15/2032	7,611	7,890
	Atmos Energy Corp.	5.900%	11/15/2033	30,548	32,555
[3]	Atmos Energy Corp.	5.200%	8/15/2035	16,920	17,195
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	10,841	10,945
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	26,802	27,246
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	46,457	47,374
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	52,059	55,720
	Black Hills Corp.	4.350%	5/1/2033	16,804	16,028
	Black Hills Corp.	6.150%	5/15/2034	10,914	11,498
	Black Hills Corp.	6.000%	1/15/2035	13,168	13,728
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	10,724	9,778
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	15,634	15,354
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	340	379
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	24,859	25,025
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	22,002	22,257
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	19,104	19,088
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	22,881	22,650
[3]	CenterPoint Energy Inc.	6.850%	2/15/2055	14,110	14,820
	CenterPoint Energy Inc.	5.950%	4/1/2056	19,925	19,893
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	10,109	8,986
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	11,269	11,016
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	2,024	2,070
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	4,866	4,971
	CMS Energy Corp.	6.500%	6/1/2055	33,963	34,877
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	9,925	9,162
	Commonwealth Edison Co.	4.900%	2/1/2033	1,088	1,096
	Commonwealth Edison Co.	5.300%	6/1/2034	22,008	22,519
	Commonwealth Edison Co.	5.900%	3/15/2036	4,459	4,711
[3]	Connecticut Light & Power Co.	2.050%	7/1/2031	7,853	6,936
	Connecticut Light & Power Co.	4.900%	7/1/2033	8,306	8,354
	Connecticut Light & Power Co.	4.950%	8/15/2034	6,265	6,239
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	1,201	1,084
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	22,997	23,508
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	35,080	36,519
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,200	1,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	8,559	8,691
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	16,546	16,616
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	1,075	1,129
	Constellation Energy Generation LLC	4.800%	1/15/2032	16,041	15,966
	Constellation Energy Generation LLC	5.800%	3/1/2033	8,357	8,747
	Constellation Energy Generation LLC	6.125%	1/15/2034	20,219	21,516
	Constellation Energy Generation LLC	5.300%	6/1/2036	21,574	21,507
	Consumers Energy Co.	3.600%	8/15/2032	18,384	17,310
	Consumers Energy Co.	4.625%	5/15/2033	10,196	10,073
	Consumers Energy Co.	5.050%	5/15/2035	30,180	30,283
	Consumers Energy Co.	5.125%	5/1/2036	18,583	18,587
[3]	Dominion Energy Inc.	2.250%	8/15/2031	38,586	34,165
[3]	Dominion Energy Inc.	4.350%	8/15/2032	19,097	18,514
	Dominion Energy Inc.	5.375%	11/15/2032	53,786	55,182
[3]	Dominion Energy Inc.	5.250%	8/1/2033	10,438	10,585
	Dominion Energy Inc.	5.450%	3/15/2035	1,420	1,446
[3]	Dominion Energy Inc.	7.000%	6/1/2054	28,503	30,345
	Dominion Energy Inc.	6.625%	5/15/2055	39,544	40,487
[3]	Dominion Energy Inc.	6.000%	2/15/2056	12,200	12,268
	Dominion Energy Inc.	6.200%	2/15/2056	41,890	42,078
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	14,476	12,834
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	3,095	3,385
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	699	717
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	33,152	33,852
[3]	DTE Electric Co.	3.000%	3/1/2032	32,701	30,115
	DTE Electric Co.	5.200%	4/1/2033	28,829	29,525
	DTE Electric Co.	5.200%	3/1/2034	1,115	1,138
	DTE Electric Co.	5.250%	5/15/2035	36,211	36,663
[3]	DTE Electric Co.	4.850%	3/1/2036	15,558	15,239
	DTE Energy Co.	5.850%	6/1/2034	29,922	31,368
	DTE Energy Co.	5.050%	10/1/2035	33,988	33,456
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5,444	4,951
	Duke Energy Carolinas LLC	6.450%	10/15/2032	3,776	4,100
	Duke Energy Carolinas LLC	4.950%	1/15/2033	66,001	66,879
	Duke Energy Carolinas LLC	4.850%	1/15/2034	16,848	16,816
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	29,324	29,868
	Duke Energy Corp.	2.550%	6/15/2031	23,180	20,967
	Duke Energy Corp.	4.500%	8/15/2032	57,019	56,135
	Duke Energy Corp.	5.750%	9/15/2033	34,051	35,619
	Duke Energy Corp.	5.450%	6/15/2034	27,628	28,274
	Duke Energy Corp.	4.950%	9/15/2035	21,176	20,782
	Duke Energy Corp.	6.450%	9/1/2054	27,923	29,059
	Duke Energy Florida LLC	2.400%	12/15/2031	27,540	24,560
	Duke Energy Florida LLC	5.875%	11/15/2033	14,995	15,876
	Duke Energy Florida LLC	4.850%	12/1/2035	6,846	6,721
	Duke Energy Indiana LLC	5.250%	3/1/2034	7,320	7,470
	Duke Energy Indiana LLC	6.120%	10/15/2035	441	469
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	30,235	29,795
	Duke Energy Ohio Inc.	5.250%	4/1/2033	5,264	5,375
	Duke Energy Ohio Inc.	5.300%	6/15/2035	10,351	10,479
	Duke Energy Progress LLC	3.400%	4/1/2032	5,418	5,065
	Duke Energy Progress LLC	5.250%	3/15/2033	21,269	21,786
	Duke Energy Progress LLC	5.100%	3/15/2034	24,504	24,862
	Duke Energy Progress LLC	5.050%	3/15/2035	41,621	41,726
	Edison International	5.250%	3/15/2032	4,175	4,112
	El Paso Electric Co.	6.000%	5/15/2035	2,784	2,830
	Emera US Finance LP	2.639%	6/15/2031	9,304	8,354
	Entergy Arkansas LLC	5.150%	1/15/2033	18,600	18,907
	Entergy Arkansas LLC	5.300%	9/15/2033	3,804	3,896
	Entergy Arkansas LLC	5.450%	6/1/2034	13,442	13,827
	Entergy Arkansas LLC	4.950%	1/15/2036	17,504	17,202
	Entergy Corp.	2.400%	6/15/2031	16,376	14,618
[3]	Entergy Corp.	5.875%	6/15/2056	18,545	18,583
	Entergy Louisiana LLC	3.050%	6/1/2031	10,273	9,522
	Entergy Louisiana LLC	2.350%	6/15/2032	3,340	2,924
	Entergy Louisiana LLC	4.000%	3/15/2033	7,476	7,095
	Entergy Louisiana LLC	5.350%	3/15/2034	22,808	23,358
	Entergy Louisiana LLC	5.150%	9/15/2034	41,904	42,326
	Entergy Louisiana LLC	4.900%	4/15/2036	10,832	10,568
	Entergy Mississippi LLC	5.000%	9/1/2033	1,110	1,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Mississippi LLC	5.050%	4/15/2036	24,961	24,576
	Entergy Texas Inc.	5.250%	4/15/2035	20,952	21,098
	Entergy Texas Inc.	5.200%	6/15/2036	7,100	7,070
	Essential Utilities Inc.	5.375%	1/15/2034	27,302	27,750
	Essential Utilities Inc.	5.250%	8/15/2035	18,884	18,931
	Essential Utilities Inc.	5.125%	3/15/2036	4,956	4,881
	Evergy Kansas Central Inc.	5.900%	11/15/2033	4,366	4,627
	Evergy Kansas Central Inc.	5.250%	3/15/2035	23,476	23,652
	Evergy Metro Inc.	4.950%	4/15/2033	7,837	7,842
	Evergy Metro Inc.	5.400%	4/1/2034	8,435	8,648
	Evergy Metro Inc.	5.125%	8/15/2035	26,522	26,347
	Eversource Energy	3.375%	3/1/2032	31,032	28,552
	Eversource Energy	5.125%	5/15/2033	32,755	32,761
	Eversource Energy	5.500%	1/1/2034	32,334	32,920
[3]	Eversource Energy	6.100%	8/15/2056	14,447	14,365
	Exelon Corp.	5.125%	3/15/2031	7,388	7,512
	Exelon Corp.	3.350%	3/15/2032	4,283	3,966
	Exelon Corp.	5.300%	3/15/2033	43,404	44,387
	Exelon Corp.	5.450%	3/15/2034	22,929	23,459
[3]	Exelon Corp.	4.950%	6/15/2035	2,705	2,635
	Exelon Corp.	5.625%	6/15/2035	3,502	3,606
	Exelon Corp.	4.950%	3/15/2036	36,704	35,703
	Exelon Corp.	6.500%	3/15/2055	25,315	26,187
	FirstEnergy Transmission LLC	4.750%	1/15/2033	20,564	20,222
	FirstEnergy Transmission LLC	5.000%	1/15/2035	17,035	16,843
	Florida Power & Light Co.	2.450%	2/3/2032	77,872	69,594
	Florida Power & Light Co.	5.100%	4/1/2033	23,063	23,451
	Florida Power & Light Co.	4.800%	5/15/2033	30,414	30,445
	Florida Power & Light Co.	5.625%	4/1/2034	2,269	2,371
	Florida Power & Light Co.	5.300%	6/15/2034	34,640	35,508
	Florida Power & Light Co.	5.000%	8/1/2034	58	58
	Florida Power & Light Co.	4.700%	2/15/2036	31,855	30,973
[2]	Florida Power & Light Co.	5.125%	6/1/2036	9,577	9,618
	Georgia Power Co.	4.700%	5/15/2032	45,761	45,781
	Georgia Power Co.	4.950%	5/17/2033	42,828	43,155
	Georgia Power Co.	5.250%	3/15/2034	17,910	18,239
	Georgia Power Co.	5.200%	3/15/2035	14,218	14,398
	Idaho Power Co.	5.200%	8/15/2034	5,140	5,191
	Idaho Power Co.	4.850%	3/1/2036	16,185	15,784
	Interstate Power & Light Co.	5.700%	10/15/2033	8,499	8,827
	Interstate Power & Light Co.	4.950%	9/30/2034	13,543	13,365
	Interstate Power & Light Co.	5.600%	6/29/2035	14,740	15,144
	IPALCO Enterprises Inc.	5.750%	4/1/2034	9,859	9,796
	Jersey Central Power & Light Co.	5.100%	1/15/2035	26,555	26,463
[4]	Jersey Central Power & Light Co.	5.150%	1/15/2036	13,159	13,075
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	5,740	5,913
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	11,894	12,236
	MidAmerican Energy Co.	6.750%	12/30/2031	3,834	4,226
	MidAmerican Energy Co.	5.350%	1/15/2034	125	128
[3]	MidAmerican Energy Co.	5.750%	11/1/2035	5,000	5,250
[2]	National Fuel Gas Co.	5.050%	10/15/2031	13,786	13,792
	National Fuel Gas Co.	5.950%	3/15/2035	25,117	26,071
[2]	National Fuel Gas Co.	5.500%	5/15/2036	7,654	7,637
	National Grid plc	5.809%	6/12/2033	30,497	31,827
	National Grid plc	5.418%	1/11/2034	20,593	20,997
	National Grid USA	5.803%	4/1/2035	1,553	1,614
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	3,315	3,374
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,954	2,261
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	10,543	9,482
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	7,434	7,154
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	287	278
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	45,752	48,228
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	37,319	37,631
[3]	Nevada Power Co.	6.650%	4/1/2036	500	551
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	6,082	5,377
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	43,292	44,286
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	44,947	45,361
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	48,730	49,123
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	23,012	23,428
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	43,552	45,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	32,771	33,913
	NiSource Inc.	5.400%	6/30/2033	4,703	4,815
	NiSource Inc.	5.350%	4/1/2034	30,077	30,701
	NiSource Inc.	5.350%	7/15/2035	51,275	51,845
	NiSource Inc.	5.300%	5/18/2036	14,954	14,980
	NiSource Inc.	6.375%	3/31/2055	26,752	27,334
	NiSource Inc.	5.750%	7/15/2056	10,000	9,998
	Northern States Power Co.	5.050%	5/15/2035	29,751	29,830
	Northern States Power Co.	4.850%	5/15/2036	18,893	18,596
	Northwest Natural Holding Co.	7.000%	9/15/2055	10,480	10,692
	NSTAR Electric Co.	5.400%	6/1/2034	20,596	21,084
	NSTAR Electric Co.	5.200%	3/1/2035	22,080	22,265
	NSTAR Electric Co.	5.200%	5/15/2036	11,022	11,057
[3]	Ohio Power Co.	1.625%	1/15/2031	2,152	1,875
	Ohio Power Co.	5.000%	6/1/2033	6,492	6,479
	Ohio Power Co.	5.650%	6/1/2034	13,309	13,772
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	13,015	13,396
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	1,060	1,177
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	22,012	21,345
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	38,306	37,738
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	735	832
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	29,796	31,146
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	29,904	30,533
	ONE Gas Inc.	4.250%	9/1/2032	8,305	8,105
	Pacific Gas & Electric Co.	3.250%	6/1/2031	32,450	29,985
	Pacific Gas & Electric Co.	4.400%	3/1/2032	1,575	1,525
	Pacific Gas & Electric Co.	5.900%	6/15/2032	21,986	22,772
	Pacific Gas & Electric Co.	5.050%	10/15/2032	34,245	34,058
	Pacific Gas & Electric Co.	6.150%	1/15/2033	29,656	31,067
	Pacific Gas & Electric Co.	6.400%	6/15/2033	42,073	44,723
	Pacific Gas & Electric Co.	6.950%	3/15/2034	44,285	48,382
	Pacific Gas & Electric Co.	5.800%	5/15/2034	3,327	3,406
	Pacific Gas & Electric Co.	5.700%	3/1/2035	54,517	55,189
	Pacific Gas & Electric Co.	6.000%	8/15/2035	134	138
	Pacific Gas & Electric Co.	5.200%	5/1/2036	31,492	30,717
	PacifiCorp	7.700%	11/15/2031	195	220
	PacifiCorp	5.450%	4/15/2033	17,705	18,005
	PacifiCorp	5.450%	2/15/2034	60,458	61,227
	PacifiCorp	5.800%	4/15/2036	25,168	25,886
	PECO Energy Co.	4.900%	6/15/2033	6,308	6,354
	PECO Energy Co.	4.875%	9/15/2035	27,188	26,993
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	3,004	3,075
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	23,462	23,422
	Potomac Electric Power Co.	5.200%	3/15/2034	100	102
	PPL Capital Funding Inc.	5.250%	9/1/2034	34,297	34,462
	PPL Electric Utilities Corp.	5.000%	5/15/2033	24,744	24,948
	PPL Electric Utilities Corp.	4.850%	2/15/2034	19,613	19,525
	Progress Energy Inc.	7.000%	10/30/2031	32,793	36,116
	Public Service Co. of Colorado	1.875%	6/15/2031	21,321	18,648
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	2,471	2,383
	Public Service Co. of Colorado	5.350%	5/15/2034	2,157	2,194
	Public Service Co. of Colorado	5.150%	9/15/2035	44,502	44,399
	Public Service Co. of New Hampshire	5.350%	10/1/2033	11,863	12,202
[3]	Public Service Co. of Oklahoma	2.200%	8/15/2031	26	23
	Public Service Co. of Oklahoma	5.250%	1/15/2033	647	656
	Public Service Co. of Oklahoma	5.200%	1/15/2035	28,687	28,628
	Public Service Co. of Oklahoma	5.450%	1/15/2036	26,374	26,645
[3]	Public Service Electric & Gas Co.	1.900%	8/15/2031	1,725	1,509
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	19,320	17,803
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	17,363	17,488
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	29,363	29,078
	Public Service Electric & Gas Co.	5.200%	8/1/2033	7,088	7,258
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	7,109	7,237
	Public Service Electric & Gas Co.	4.850%	8/1/2034	32,945	32,735
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	36,968	37,203
	Public Service Electric & Gas Co.	4.900%	8/15/2035	1,302	1,296
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	42,389	37,679
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	100	106
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	4,447	4,537
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	15,014	15,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Energy Inc.	5.725%	3/15/2035	28,781	29,008
	Puget Sound Energy Inc.	5.330%	6/15/2034	14,559	14,831
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	1,778	1,618
	San Diego Gas & Electric Co.	5.400%	4/15/2035	20,800	21,187
[3]	San Diego Gas & Electric Co.	5.200%	3/15/2036	24,185	24,161
	Sempra	5.500%	8/1/2033	31,035	31,958
	Sempra	5.250%	3/15/2036	24,727	24,457
	Sempra	6.400%	10/1/2054	45,436	45,768
	Sempra	6.550%	4/1/2055	19,930	20,071
	Sierra Pacific Power Co.	6.375%	9/15/2056	19,011	18,983
[3]	Southern California Edison Co.	2.500%	6/1/2031	21,183	18,883
	Southern California Edison Co.	5.450%	6/1/2031	37,485	38,227
	Southern California Edison Co.	4.950%	9/15/2031	7,861	7,860
	Southern California Edison Co.	2.750%	2/1/2032	13,726	12,222
	Southern California Edison Co.	5.950%	11/1/2032	26,000	27,091
	Southern California Edison Co.	4.800%	3/15/2033	18,460	18,065
	Southern California Edison Co.	6.000%	1/15/2034	23,611	24,524
	Southern California Edison Co.	5.200%	6/1/2034	7,521	7,440
	Southern California Edison Co.	5.450%	3/1/2035	53,305	53,220
[3]	Southern California Edison Co.	5.750%	4/1/2035	7,180	7,263
[3]	Southern California Edison Co.	5.350%	7/15/2035	100	98
	Southern California Edison Co.	5.625%	2/1/2036	12,420	12,415
	Southern California Gas Co.	5.200%	6/1/2033	18,868	19,202
	Southern California Gas Co.	5.050%	9/1/2034	20,280	20,309
	Southern California Gas Co.	5.450%	6/15/2035	17,243	17,667
	Southern Co.	5.700%	10/15/2032	23,959	24,983
	Southern Co.	5.200%	6/15/2033	43,338	43,810
	Southern Co.	5.700%	3/15/2034	11,688	12,131
	Southern Co.	4.850%	3/15/2035	38,712	37,785
[3]	Southern Co.	6.375%	3/15/2055	58,011	59,558
	Southern Co.	6.000%	4/1/2058	34,187	34,388
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	930	943
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	20,090	20,924
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	13,117	12,961
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	6,306	6,244
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	5,420	5,448
[3]	Southern Power Co.	4.900%	10/1/2035	20,758	20,209
	Southwest Gas Corp.	4.050%	3/15/2032	27,095	25,905
	Southwestern Electric Power Co.	5.300%	4/1/2033	16,863	17,085
	Southwestern Electric Power Co.	5.200%	4/1/2036	20,987	20,762
	Southwestern Public Service Co.	5.300%	5/15/2035	20,717	20,838
	Spire Inc.	4.600%	9/1/2031	2,717	2,684
	Spire Inc.	6.250%	6/1/2056	13,224	13,207
	Spire Missouri Inc.	4.800%	2/15/2033	9,707	9,687
[3]	Spire Missouri Inc.	5.150%	8/15/2034	10,237	10,323
	System Energy Resources Inc.	5.300%	12/15/2034	18,042	18,056
	Tampa Electric Co.	5.150%	3/1/2035	30,069	30,189
	Tucson Electric Power Co.	3.250%	5/15/2032	10,572	9,702
	Tucson Electric Power Co.	5.200%	9/15/2034	8,768	8,840
	Union Electric Co.	2.150%	3/15/2032	135	118
	Union Electric Co.	5.200%	4/1/2034	21,251	21,562
	Union Electric Co.	5.250%	4/15/2035	13,176	13,351
	Union Electric Co.	4.800%	3/15/2036	14,174	13,812
	Virginia Electric & Power Co.	2.300%	11/15/2031	21,246	18,912
	Virginia Electric & Power Co.	2.400%	3/30/2032	12,741	11,250
	Virginia Electric & Power Co.	5.000%	4/1/2033	41,881	42,364
	Virginia Electric & Power Co.	5.300%	8/15/2033	50	51
	Virginia Electric & Power Co.	5.000%	1/15/2034	2,827	2,838
	Virginia Electric & Power Co.	5.050%	8/15/2034	34,221	34,317
	Virginia Electric & Power Co.	5.150%	3/15/2035	46,019	46,226
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	8,746	8,614
	Virginia Electric & Power Co.	4.950%	3/15/2036	61,146	60,104
[4]	Vistra Operations Co. LLC	5.250%	4/30/2033	24,873	24,700
[4]	Vistra Operations Co. LLC	5.550%	4/30/2036	42,205	41,980
	WEC Energy Group Inc.	5.625%	5/15/2056	9,443	9,375
	Wisconsin Electric Power Co.	4.750%	9/30/2032	14,041	14,135
	Wisconsin Electric Power Co.	5.625%	5/15/2033	6,053	6,363
	Wisconsin Electric Power Co.	4.600%	10/1/2034	6,900	6,779
	Wisconsin Power & Light Co.	1.950%	9/16/2031	7,697	6,690
	Wisconsin Power & Light Co.	3.950%	9/1/2032	25,719	24,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	4.950%	4/1/2033	8,677	8,707
	Wisconsin Power & Light Co.	5.375%	3/30/2034	8,366	8,505
	Xcel Energy Inc.	2.350%	11/15/2031	760	668
	Xcel Energy Inc.	4.600%	6/1/2032	35,386	34,800
	Xcel Energy Inc.	5.450%	8/15/2033	38,062	38,862
	Xcel Energy Inc.	5.500%	3/15/2034	25,231	25,732
	Xcel Energy Inc.	5.600%	4/15/2035	25,428	26,020
	Xcel Energy Inc.	5.750%	12/3/2056	18,730	18,543
					6,789,246
Total Corporate Bonds (Cost $68,171,390)					67,678,105
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[6]	Vanguard Market Liquidity Fund (Cost $75,207)	3.667%		752,149	75,207
Total Investments (98.6%) (Cost $68,251,597)					67,758,313
Other Assets and Liabilities—Net (1.4%)					967,512
Net Assets (100%)					68,725,825
Cost is in $000.
1	Securities with a value of $2,695 have been segregated as initial margin for open centrally cleared swap contracts.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $521,786, representing 0.8% of net assets.
5	Securities with a value of $10,129 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2026	2,647	290,715	679
Ultra 10-Year U.S. Treasury Note	September 2026	639	71,618	(31)
				648

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(3,753)	(402,363)	(42)
				606

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	250,000	(1.000)	(6,120)	(984)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,001	—	5,001
Corporate Bonds	—	67,678,105	—	67,678,105
Temporary Cash Investments	75,207	—	—	75,207
Total	75,207	67,683,106	—	67,758,313

Derivative Financial Instruments
Assets
Futures Contracts[1]	679	—	—	679
Liabilities
Futures Contracts[1]	(73)	—	—	(73)
Swap Contracts[1]	—	(984)	—	(984)
Total	(73)	(984)	—	(1,057)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.